UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report
October 31, 2020
MFS® Lifetime® Funds
MFS® Lifetime® Income Fund
MFS® Lifetime® 2020 Fund
MFS® Lifetime® 2025 Fund
MFS® Lifetime® 2030 Fund
MFS® Lifetime® 2035 Fund
MFS® Lifetime® 2040 Fund
MFS® Lifetime® 2045 Fund
MFS® Lifetime® 2050 Fund
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2060 Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
LTF-SEM

MFS® Lifetime® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings this year as the coronavirus pandemic brought the global economy to a standstill for several months early in the year, though optimism over the development of vaccines and therapeutics later brightened the economic and market outlook. However, a great deal of uncertainty remains as case counts in the United States and Europe remain very high and it is still unclear when a vaccine will become widely available. In the United States, political uncertainty eased after former Vice President Joe Biden was projected the winner of the presidential election, though whether his party also gains control of Congress will not be known until two Senate runoff elections in Georgia in early January.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support, though in the U.S. some of those measures were allowed to lapse at the end of July as negotiators found themselves at an impasse over the scope of additional funding. The measures already put in place have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
December 16, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Lifetime Income Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	20.3%
MFS Total Return Bond Fund	20.2%
MFS Government Securities Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Global Bond Fund	5.1%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.4%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Value Fund	1.9%
MFS Blended Research Value Equity Fund	1.9%
MFS Research Fund	1.9%
MFS Growth Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.9%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.4%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Growth Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2020 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	20.3%
MFS Total Return Bond Fund	20.3%
MFS Government Securities Fund	10.2%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Global Bond Fund	5.1%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.3%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	1.9%
MFS Growth Fund	1.9%
MFS Blended Research Value Equity Fund	1.9%
MFS Research Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.9%
MFS Research International Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.4%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	15.3%
MFS Limited Maturity Fund	10.3%
MFS Government Securities Fund	10.2%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Global Bond Fund	5.1%
MFS High Income Fund	5.0%
MFS Blended Research International Equity Fund	3.9%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Emerging Markets Debt Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Value Equity Fund	2.9%
MFS Research Fund	2.9%
MFS Growth Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Blended Research Growth Equity Fund	2.9%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Research International Fund	1.9%
MFS Mid Cap Growth Fund	1.9%
MFS Mid Cap Value Fund	1.9%
MFS International Intrinsic Value Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Government Securities Fund	10.3%
MFS Total Return Bond Fund	8.3%
MFS Inflation-Adjusted Bond Fund	7.2%
MFS Blended Research Mid Cap Equity Fund	6.8%
MFS Blended Research International Equity Fund	5.9%
MFS Global Bond Fund	5.1%
MFS High Income Fund	5.1%
MFS Value Fund	3.9%
MFS Blended Research Value Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Blended Research Growth Equity Fund	3.9%
MFS Mid Cap Growth Fund	3.4%
MFS Mid Cap Value Fund	3.4%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Research International Fund	2.9%
MFS Emerging Markets Debt Local Currency Fund	2.1%
MFS International Intrinsic Value Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.4%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
Cash & Cash Equivalents	0.1%
MFS Limited Maturity Fund (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.4%
MFS Value Fund	5.4%
MFS Blended Research Value Equity Fund	5.4%
MFS Growth Fund	5.4%
MFS Blended Research Growth Equity Fund	5.4%
MFS Inflation-Adjusted Bond Fund	5.2%
MFS High Income Fund	5.2%
MFS Mid Cap Growth Fund	4.4%
MFS Mid Cap Value Fund	4.4%
MFS Commodity Strategy Fund	4.0%
MFS Global Real Estate Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	3.9%
MFS Research International Fund	3.5%
MFS Total Return Bond Fund	3.2%
MFS Emerging Markets Debt Fund	3.1%
MFS International Intrinsic Value Fund	2.5%
MFS International Growth Fund	2.4%
MFS Global Bond Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.1%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	9.7%
MFS Blended Research Mid Cap Equity Fund	9.4%
MFS Value Fund	5.7%
MFS Blended Research Value Equity Fund	5.7%
MFS Growth Fund	5.7%
MFS Blended Research Growth Equity Fund	5.7%
MFS Mid Cap Growth Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Inflation-Adjusted Bond Fund	3.9%
MFS Research International Fund	3.7%
MFS International Intrinsic Value Fund	3.0%
MFS International New Discovery Fund	3.0%
MFS International Growth Fund	3.0%
MFS Total Return Bond Fund	2.8%
MFS High Income Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Emerging Markets Debt Fund	1.6%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Global Bond Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.7%
Cash & Cash Equivalents (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Growth Fund	5.9%
MFS Blended Research Growth Equity Fund	5.9%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.1%
Cash & Cash Equivalents	0.1%
MFS Emerging Markets Debt Fund (o)	0.0%
MFS Global Bond Fund (o)	0.0%
MFS Emerging Markets Debt Local Currency Fund (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Growth Fund	5.9%
MFS Blended Research Growth Equity Fund	5.9%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Total Return Bond Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	5.9%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Total Return Bond Fund	2.6%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Tables
Fund expenses borne by the shareholders during the period,
May 1, 2020 through October 31, 2020
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2020 through October 31, 2020.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.23%	$1,000.00	$1,068.91	$1.20
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
B	Actual	0.98%	$1,000.00	$1,064.99	$5.10
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
C	Actual	0.98%	$1,000.00	$1,065.86	$5.10
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
I	Actual	0.00%	$1,000.00	$1,070.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.98%	$1,000.00	$1,065.76	$5.10
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99
R2	Actual	0.48%	$1,000.00	$1,068.42	$2.50
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
R3	Actual	0.23%	$1,000.00	$1,068.91	$1.20
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
R4	Actual	0.00%	$1,000.00	$1,070.22	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,071.32	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
529A	Actual	0.27%	$1,000.00	$1,068.26	$1.41
	Hypothetical (h)	0.27%	$1,000.00	$1,023.84	$1.38
529B	Actual	0.90%	$1,000.00	$1,065.34	$4.69
	Hypothetical (h)	0.90%	$1,000.00	$1,020.67	$4.58
529C	Actual	1.03%	$1,000.00	$1,065.34	$5.36
	Hypothetical (h)	1.03%	$1,000.00	$1,020.01	$5.24
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime Income Fund, for the period from October 1, 2020 through October 31, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.02%, $5.31, and $5.19 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2020 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.24%	$1,000.00	$1,070.13	$1.25
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,065.72	$5.15
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,066.88	$5.16
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,071.15	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,066.46	$5.16
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,068.20	$2.55
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,070.13	$1.25
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,071.21	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,072.04	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.24%	$1,000.00	$1,082.35	$1.26
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	1.00%	$1,000.00	$1,078.32	$5.24
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,078.70	$5.24
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,084.44	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,079.05	$5.24
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,081.17	$2.62
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,082.48	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,084.31	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,084.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A and Class B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.24%	$1,000.00	$1,101.30	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
B	Actual	0.99%	$1,000.00	$1,097.16	$5.23
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
C	Actual	0.99%	$1,000.00	$1,097.14	$5.23
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,102.79	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	0.99%	$1,000.00	$1,097.71	$5.23
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
R2	Actual	0.49%	$1,000.00	$1,100.21	$2.59
	Hypothetical (h)	0.49%	$1,000.00	$1,022.74	$2.50
R3	Actual	0.24%	$1,000.00	$1,101.58	$1.27
	Hypothetical (h)	0.24%	$1,000.00	$1,024.00	$1.22
R4	Actual	0.00%	$1,000.00	$1,103.40	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,104.08	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.25%	$1,000.00	$1,122.55	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,118.25	$5.34
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,118.21	$5.34
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,123.73	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,118.98	$5.34
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,120.73	$2.67
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,122.46	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,123.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,125.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.25%	$1,000.00	$1,127.11	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,122.62	$5.35
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,122.93	$5.35
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,127.43	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,122.52	$5.35
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,125.17	$2.68
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,126.35	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,127.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,129.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.25%	$1,000.00	$1,131.39	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,126.43	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	0.99%	$1,000.00	$1,127.25	$5.31
	Hypothetical (h)	0.99%	$1,000.00	$1,020.21	$5.04
I	Actual	0.00%	$1,000.00	$1,132.86	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,127.42	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,129.29	$2.68
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,130.78	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,132.25	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,132.96	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class C shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.25%	$1,000.00	$1,131.25	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,126.57	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,127.33	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,132.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,126.58	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,129.24	$2.68
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,131.08	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,132.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,133.18	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.25%	$1,000.00	$1,131.31	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,127.00	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,126.66	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,131.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,127.27	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,129.95	$2.68
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,131.31	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,131.96	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,133.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/20	Ending Account Value 10/31/20	Expenses Paid During Period (p) 5/01/20-10/31/20
A	Actual	0.25%	$1,000.00	$1,132.44	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,127.22	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,127.91	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,133.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,127.66	$5.36
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,130.67	$2.69
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,132.21	$1.34
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,133.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual	0.00%	$1,000.00	$1,134.16	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
10/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 71.8%
MFS Emerging Markets Debt Fund - Class R6	882,940	$ 12,917,416
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,011,369	6,412,079
MFS Global Bond Fund - Class R6	3,380,008	32,211,472
MFS Government Securities Fund - Class R6	6,239,992	64,646,317
MFS High Income Fund - Class R6	5,803,247	19,324,811
MFS Inflation-Adjusted Bond Fund - Class R6	5,735,555	64,467,638
MFS Limited Maturity Fund - Class R6	21,300,326	129,718,986
MFS Total Return Bond Fund - Class R6	11,296,237	129,341,919
		$ 459,040,638
International Stock Funds – 4.8%
MFS Blended Research International Equity Fund - Class R6	1,480,031	$ 15,510,724
MFS International Growth Fund - Class R6	83,040	3,073,328
MFS International Intrinsic Value Fund - Class R6	64,517	3,101,354
MFS Research International Fund - Class R6	489,177	9,269,896
		$ 30,955,302
Specialty Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	2,613,434	$ 12,701,287
MFS Global Real Estate Fund - Class R6	786,679	12,437,403
		$ 25,138,690
U.S. Stock Funds – 19.3%
MFS Blended Research Core Equity Fund - Class R6	438,013	$ 12,290,655
MFS Blended Research Growth Equity Fund - Class R6	701,824	12,260,856
MFS Blended Research Mid Cap Equity Fund - Class R6	1,628,782	18,454,103
MFS Blended Research Small Cap Equity Fund - Class R6	511,774	6,156,640
MFS Blended Research Value Equity Fund - Class R6	1,046,036	12,322,305
MFS Growth Fund - Class R6	81,951	12,311,478
MFS Mid Cap Growth Fund - Class R6	354,519	9,288,396
MFS Mid Cap Value Fund - Class R6	412,715	9,269,570
MFS New Discovery Fund - Class R6	81,136	3,084,805
MFS New Discovery Value Fund - Class R6	231,682	3,081,376
MFS Research Fund - Class R6	260,899	12,319,648
MFS Value Fund - Class R6	312,019	12,352,813
		$ 123,192,645
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,192,532	$ 1,192,532
Total Investment Companies (Identified Cost, $553,926,964)		$639,519,807
Other Assets, Less Liabilities – (0.0)%		(4,629)
Net Assets – 100.0%		$639,515,178
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2020 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 72.0%
MFS Emerging Markets Debt Fund - Class R6	494,382	$ 7,232,812
MFS Emerging Markets Debt Local Currency Fund - Class R6	565,285	3,583,909
MFS Global Bond Fund - Class R6	1,890,196	18,013,570
MFS Government Securities Fund - Class R6	3,497,362	36,232,674
MFS High Income Fund - Class R6	3,244,451	10,804,020
MFS Inflation-Adjusted Bond Fund - Class R6	3,215,255	36,139,459
MFS Limited Maturity Fund - Class R6	11,916,036	72,568,660
MFS Total Return Bond Fund - Class R6	6,329,201	72,469,353
		$ 257,044,457
International Stock Funds – 4.8%
MFS Blended Research International Equity Fund - Class R6	824,980	$ 8,645,791
MFS International Growth Fund - Class R6	46,376	1,716,352
MFS International Intrinsic Value Fund - Class R6	36,040	1,732,431
MFS Research International Fund - Class R6	273,302	5,179,076
		$ 17,273,650
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,458,412	$ 7,087,884
MFS Global Real Estate Fund - Class R6	441,531	6,980,604
		$ 14,068,488
U.S. Stock Funds – 19.2%
MFS Blended Research Core Equity Fund - Class R6	244,216	$ 6,852,693
MFS Blended Research Growth Equity Fund - Class R6	391,626	6,841,714
MFS Blended Research Mid Cap Equity Fund - Class R6	907,246	10,279,099
MFS Blended Research Small Cap Equity Fund - Class R6	284,654	3,424,385
MFS Blended Research Value Equity Fund - Class R6	583,090	6,868,805
MFS Growth Fund - Class R6	45,729	6,869,826
MFS Mid Cap Growth Fund - Class R6	197,652	5,178,485
MFS Mid Cap Value Fund - Class R6	229,496	5,154,474
MFS New Discovery Fund - Class R6	45,143	1,716,356
MFS New Discovery Value Fund - Class R6	128,590	1,710,245
MFS Research Fund - Class R6	145,432	6,867,292
MFS Value Fund - Class R6	173,861	6,883,152
		$ 68,646,526
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	227,791	$ 227,791
Total Investment Companies (Identified Cost, $306,516,005)		$357,260,912
Other Assets, Less Liabilities – (0.1)%		(183,293)
Net Assets – 100.0%		$357,077,619
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.0%
MFS Emerging Markets Debt Fund - Class R6	861,716	$ 12,606,905
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,310,256	8,307,024
MFS Global Bond Fund - Class R6	2,206,445	21,027,425
MFS Government Securities Fund - Class R6	4,083,544	42,305,515
MFS High Income Fund - Class R6	6,276,282	20,900,018
MFS Inflation-Adjusted Bond Fund - Class R6	3,753,809	42,192,810
MFS Limited Maturity Fund - Class R6	7,054,216	42,960,175
MFS Total Return Bond Fund - Class R6	5,568,329	63,757,371
		$ 254,057,243
International Stock Funds – 7.8%
MFS Blended Research International Equity Fund - Class R6	1,543,147	$ 16,172,176
MFS International Growth Fund - Class R6	108,404	4,012,027
MFS International Intrinsic Value Fund - Class R6	84,060	4,040,746
MFS Research International Fund - Class R6	426,898	8,089,723
		$ 32,314,672
Specialty Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	1,704,087	$ 8,281,863
MFS Global Real Estate Fund - Class R6	518,540	8,198,117
		$ 16,479,980
U.S. Stock Funds – 27.1%
MFS Blended Research Core Equity Fund - Class R6	429,765	$ 12,059,207
MFS Blended Research Growth Equity Fund - Class R6	688,691	12,031,441
MFS Blended Research Mid Cap Equity Fund - Class R6	1,420,467	16,093,889
MFS Blended Research Small Cap Equity Fund - Class R6	335,686	4,038,305
MFS Blended Research Value Equity Fund - Class R6	1,026,195	12,088,575
MFS Growth Fund - Class R6	80,330	12,067,940
MFS Mid Cap Growth Fund - Class R6	308,480	8,082,182
MFS Mid Cap Value Fund - Class R6	359,371	8,071,474
MFS New Discovery Fund - Class R6	53,130	2,020,013
MFS New Discovery Value Fund - Class R6	151,825	2,019,271
MFS Research Fund - Class R6	255,696	12,073,953
MFS Value Fund - Class R6	305,603	12,098,822
		$ 112,745,072
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.1% (v)	735,993	$ 735,993
Total Investment Companies (Identified Cost, $368,350,237)		$416,332,960
Other Assets, Less Liabilities – (0.0)%		(630)
Net Assets – 100.0%		$416,332,330
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 41.2%
MFS Emerging Markets Debt Fund - Class R6	1,395,812	$ 20,420,727
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,127,441	13,487,975
MFS Global Bond Fund - Class R6	3,558,199	33,909,637
MFS Government Securities Fund - Class R6	6,578,426	68,152,503
MFS High Income Fund - Class R6	10,173,156	33,876,610
MFS Inflation-Adjusted Bond Fund - Class R6	4,248,669	47,755,045
MFS Limited Maturity Fund - Class R6	28,915	176,090
MFS Total Return Bond Fund - Class R6	4,793,346	54,883,807
		$ 272,662,394
International Stock Funds – 12.7%
MFS Blended Research International Equity Fund - Class R6	3,720,551	$ 38,991,372
MFS International Growth Fund - Class R6	261,305	9,670,904
MFS International Intrinsic Value Fund - Class R6	202,946	9,755,622
MFS International New Discovery Fund - Class R6	189,012	6,466,103
MFS Research International Fund - Class R6	1,026,169	19,445,907
		$ 84,329,908
Specialty Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	4,105,204	$ 19,951,291
MFS Global Real Estate Fund - Class R6	1,243,441	19,658,806
		$ 39,610,097
U.S. Stock Funds – 40.0%
MFS Blended Research Core Equity Fund - Class R6	919,080	$ 25,789,379
MFS Blended Research Growth Equity Fund - Class R6	1,473,047	25,734,136
MFS Blended Research Mid Cap Equity Fund - Class R6	3,978,294	45,074,066
MFS Blended Research Small Cap Equity Fund - Class R6	804,591	9,679,232
MFS Blended Research Value Equity Fund - Class R6	2,195,995	25,868,825
MFS Growth Fund - Class R6	171,995	25,838,810
MFS Mid Cap Growth Fund - Class R6	865,614	22,679,083
MFS Mid Cap Value Fund - Class R6	1,007,326	22,624,544
MFS New Discovery Fund - Class R6	127,451	4,845,674
MFS New Discovery Value Fund - Class R6	363,844	4,839,122
MFS Research Fund - Class R6	547,297	25,843,356
MFS Value Fund - Class R6	654,666	25,918,239
		$ 264,734,466
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	687,282	$ 687,281
Total Investment Companies (Identified Cost, $527,945,615)		$662,024,146
Other Assets, Less Liabilities – 0.0%		59,258
Net Assets – 100.0%		$662,083,404
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 20.9%
MFS Emerging Markets Debt Fund - Class R6	791,913	$ 11,585,682
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,205,712	7,644,215
MFS Global Bond Fund - Class R6	823,448	7,847,456
MFS Government Securities Fund - Class R6	33,707	349,205
MFS High Income Fund - Class R6	5,768,843	19,210,247
MFS Inflation-Adjusted Bond Fund - Class R6	1,726,244	19,402,982
MFS Total Return Bond Fund - Class R6	1,031,171	11,806,909
		$ 77,846,696
International Stock Funds – 19.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	142,204	$ 1,851,500
MFS Blended Research International Equity Fund - Class R6	2,984,449	31,277,021
MFS Emerging Markets Equity Fund - Class R6	52,446	1,844,526
MFS International Growth Fund - Class R6	247,081	9,144,483
MFS International Intrinsic Value Fund - Class R6	191,462	9,203,599
MFS International New Discovery Fund - Class R6	215,396	7,368,698
MFS Research International Fund - Class R6	680,161	12,889,043
		$ 73,578,870
Specialty Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	3,102,124	$ 15,076,323
MFS Global Real Estate Fund - Class R6	939,698	14,856,631
		$ 29,932,954
U.S. Stock Funds – 51.2%
MFS Blended Research Core Equity Fund - Class R6	523,328	$ 14,684,589
MFS Blended Research Growth Equity Fund - Class R6	1,148,653	20,066,960
MFS Blended Research Mid Cap Equity Fund - Class R6	2,909,318	32,962,568
MFS Blended Research Small Cap Equity Fund - Class R6	609,154	7,328,122
MFS Blended Research Value Equity Fund - Class R6	1,713,010	20,179,262
MFS Growth Fund - Class R6	134,075	20,142,076
MFS Mid Cap Growth Fund - Class R6	631,748	16,551,806
MFS Mid Cap Value Fund - Class R6	736,211	16,535,306
MFS New Discovery Fund - Class R6	96,382	3,664,447
MFS New Discovery Value Fund - Class R6	275,245	3,660,762
MFS Research Fund - Class R6	311,506	14,709,291
MFS Value Fund - Class R6	510,030	20,192,076
		$ 190,677,265
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	389,551	$ 389,551
Total Investment Companies (Identified Cost, $312,702,197)		$372,425,336
Other Assets, Less Liabilities – (0.0)%		(43,908)
Net Assets – 100.0%		$372,381,428
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 12.9%
MFS Emerging Markets Debt Fund - Class R6	498,710	$ 7,296,124
MFS Emerging Markets Debt Local Currency Fund - Class R6	768,211	4,870,459
MFS Global Bond Fund - Class R6	510,492	4,864,983
MFS High Income Fund - Class R6	3,656,553	12,176,323
MFS Inflation-Adjusted Bond Fund - Class R6	1,608,653	18,081,264
MFS Total Return Bond Fund - Class R6	1,159,947	13,281,387
		$ 60,570,540
International Stock Funds – 23.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	271,009	$ 3,528,533
MFS Blended Research International Equity Fund - Class R6	4,345,689	45,542,814
MFS Emerging Markets Equity Fund - Class R6	100,008	3,517,293
MFS International Growth Fund - Class R6	376,210	13,923,535
MFS International Intrinsic Value Fund - Class R6	291,492	14,012,029
MFS International New Discovery Fund - Class R6	409,227	13,999,652
MFS Research International Fund - Class R6	923,386	17,498,170
		$ 112,022,026
Specialty Funds – 9.1%
MFS Commodity Strategy Fund - Class R6	4,403,515	$ 21,401,081
MFS Global Real Estate Fund - Class R6	1,340,681	21,196,175
		$ 42,597,256
U.S. Stock Funds – 54.1%
MFS Blended Research Core Equity Fund - Class R6	662,181	$ 18,580,806
MFS Blended Research Growth Equity Fund - Class R6	1,525,242	26,645,975
MFS Blended Research Mid Cap Equity Fund - Class R6	3,894,165	44,120,894
MFS Blended Research Small Cap Equity Fund - Class R6	868,267	10,445,249
MFS Blended Research Value Equity Fund - Class R6	2,271,146	26,754,106
MFS Growth Fund - Class R6	177,938	26,731,619
MFS Mid Cap Growth Fund - Class R6	844,675	22,130,485
MFS Mid Cap Value Fund - Class R6	985,085	22,125,001
MFS New Discovery Fund - Class R6	137,518	5,228,438
MFS New Discovery Value Fund - Class R6	392,384	5,218,711
MFS Research Fund - Class R6	394,221	18,615,101
MFS Value Fund - Class R6	676,774	26,793,465
		$ 253,389,850
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	8,990	$ 8,990
Total Investment Companies (Identified Cost, $345,736,127)		$468,588,662
Other Assets, Less Liabilities – 0.0%		24,231
Net Assets – 100.0%		$468,612,893
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.3%
MFS Emerging Markets Debt Fund - Class R6	3,658	$ 53,517
MFS Emerging Markets Debt Local Currency Fund - Class R6	5,618	35,617
MFS Global Bond Fund - Class R6	3,749	35,726
MFS High Income Fund - Class R6	26,775	89,161
MFS Inflation-Adjusted Bond Fund - Class R6	612,459	6,884,043
MFS Total Return Bond Fund - Class R6	599,503	6,864,313
		$ 13,962,377
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	203,853	$ 2,654,171
MFS Blended Research International Equity Fund - Class R6	2,753,292	28,854,497
MFS Emerging Markets Equity Fund - Class R6	75,235	2,646,023
MFS International Growth Fund - Class R6	247,198	9,148,792
MFS International Intrinsic Value Fund - Class R6	191,231	9,192,446
MFS International New Discovery Fund - Class R6	307,365	10,514,964
MFS Research International Fund - Class R6	553,844	10,495,339
		$ 73,506,232
Specialty Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	2,754,869	$ 13,388,665
MFS Global Real Estate Fund - Class R6	837,614	13,242,667
		$ 26,631,332
U.S. Stock Funds – 56.6%
MFS Blended Research Core Equity Fund - Class R6	373,132	$ 10,470,084
MFS Blended Research Growth Equity Fund - Class R6	896,485	15,661,598
MFS Blended Research Mid Cap Equity Fund - Class R6	2,310,463	26,177,540
MFS Blended Research Small Cap Equity Fund - Class R6	543,675	6,540,405
MFS Blended Research Value Equity Fund - Class R6	1,336,461	15,743,514
MFS Growth Fund - Class R6	104,525	15,702,793
MFS Mid Cap Growth Fund - Class R6	500,396	13,110,385
MFS Mid Cap Value Fund - Class R6	584,135	13,119,668
MFS New Discovery Fund - Class R6	85,940	3,267,433
MFS New Discovery Value Fund - Class R6	245,980	3,271,540
MFS Research Fund - Class R6	221,898	10,478,015
MFS Value Fund - Class R6	397,763	15,747,455
		$ 149,290,430
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	365,715	$ 365,715
Total Investment Companies (Identified Cost, $221,311,974)		$263,756,086
Other Assets, Less Liabilities – (0.0)%		(42,562)
Net Assets – 100.0%		$263,713,524
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.2%
MFS Inflation-Adjusted Bond Fund - Class R6	633,725	$ 7,123,067
MFS Total Return Bond Fund - Class R6	623,893	7,143,584
		$ 14,266,651
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	213,225	$ 2,776,185
MFS Blended Research International Equity Fund - Class R6	2,872,349	30,102,219
MFS Emerging Markets Equity Fund - Class R6	78,706	2,768,074
MFS International Growth Fund - Class R6	257,717	9,538,117
MFS International Intrinsic Value Fund - Class R6	199,737	9,601,350
MFS International New Discovery Fund - Class R6	321,651	11,003,692
MFS Research International Fund - Class R6	577,288	10,939,610
		$ 76,729,247
Specialty Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	2,875,250	$ 13,973,716
MFS Global Real Estate Fund - Class R6	874,521	13,826,167
		$ 27,799,883
U.S. Stock Funds – 56.6%
MFS Blended Research Core Equity Fund - Class R6	388,278	$ 10,895,092
MFS Blended Research Growth Equity Fund - Class R6	933,105	16,301,346
MFS Blended Research Mid Cap Equity Fund - Class R6	2,405,472	27,254,001
MFS Blended Research Small Cap Equity Fund - Class R6	566,547	6,815,560
MFS Blended Research Value Equity Fund - Class R6	1,392,043	16,398,265
MFS Growth Fund - Class R6	108,850	16,352,446
MFS Mid Cap Growth Fund - Class R6	521,358	13,659,573
MFS Mid Cap Value Fund - Class R6	608,539	13,667,794
MFS New Discovery Fund - Class R6	89,548	3,404,614
MFS New Discovery Value Fund - Class R6	256,326	3,409,140
MFS Research Fund - Class R6	230,935	10,904,729
MFS Value Fund - Class R6	414,320	16,402,931
		$ 155,465,491
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	345,105	$ 345,105
Total Investment Companies (Identified Cost, $223,496,550)		$274,606,377
Other Assets, Less Liabilities – (0.0)%		(55,744)
Net Assets – 100.0%		$274,550,633
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.2%
MFS Inflation-Adjusted Bond Fund - Class R6	336,660	$ 3,784,065
MFS Total Return Bond Fund - Class R6	331,382	3,794,321
		$ 7,578,386
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	113,422	$ 1,476,758
MFS Blended Research International Equity Fund - Class R6	1,534,386	16,080,367
MFS Emerging Markets Equity Fund - Class R6	41,868	1,472,504
MFS International Growth Fund - Class R6	137,933	5,104,903
MFS International Intrinsic Value Fund - Class R6	106,585	5,123,528
MFS International New Discovery Fund - Class R6	171,354	5,862,008
MFS Research International Fund - Class R6	308,427	5,844,684
		$ 40,964,752
Specialty Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	1,532,103	$ 7,446,018
MFS Global Real Estate Fund - Class R6	466,884	7,381,438
		$ 14,827,456
U.S. Stock Funds – 56.7%
MFS Blended Research Core Equity Fund - Class R6	207,769	$ 5,830,003
MFS Blended Research Growth Equity Fund - Class R6	498,823	8,714,440
MFS Blended Research Mid Cap Equity Fund - Class R6	1,288,509	14,598,813
MFS Blended Research Small Cap Equity Fund - Class R6	303,460	3,650,620
MFS Blended Research Value Equity Fund - Class R6	745,653	8,783,788
MFS Growth Fund - Class R6	58,143	8,734,863
MFS Mid Cap Growth Fund - Class R6	278,359	7,292,998
MFS Mid Cap Value Fund - Class R6	325,860	7,318,826
MFS New Discovery Fund - Class R6	47,874	1,820,162
MFS New Discovery Value Fund - Class R6	137,433	1,827,856
MFS Research Fund - Class R6	123,504	5,831,865
MFS Value Fund - Class R6	221,773	8,779,981
		$ 83,184,215
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.1% (v)	171,718	$ 171,718
Total Investment Companies (Identified Cost, $128,139,999)		$146,726,527
Other Assets, Less Liabilities – 0.0%		29,590
Net Assets – 100.0%		$146,756,117
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.9%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	83,087	$ 933,904
MFS Total Return Bond Fund - Class R6	81,785	936,437
		$ 1,870,341
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	28,601	$ 372,383
MFS Blended Research International Equity Fund - Class R6	390,841	4,096,010
MFS Emerging Markets Equity Fund - Class R6	10,586	372,311
MFS International Growth Fund - Class R6	35,212	1,303,193
MFS International Intrinsic Value Fund - Class R6	27,115	1,303,398
MFS International New Discovery Fund - Class R6	43,538	1,489,451
MFS Research International Fund - Class R6	78,597	1,489,418
		$ 10,426,164
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	383,369	$ 1,863,171
MFS Global Real Estate Fund - Class R6	118,561	1,874,455
		$ 3,737,626
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	53,072	$ 1,489,206
MFS Blended Research Growth Equity Fund - Class R6	127,754	2,231,856
MFS Blended Research Mid Cap Equity Fund - Class R6	328,731	3,724,525
MFS Blended Research Small Cap Equity Fund - Class R6	77,428	931,460
MFS Blended Research Value Equity Fund - Class R6	190,109	2,239,487
MFS Growth Fund - Class R6	14,863	2,232,830
MFS Mid Cap Growth Fund - Class R6	71,002	1,860,246
MFS Mid Cap Value Fund - Class R6	83,055	1,865,411
MFS New Discovery Fund - Class R6	12,235	465,189
MFS New Discovery Value Fund - Class R6	35,052	466,186
MFS Research Fund - Class R6	31,536	1,489,149
MFS Value Fund - Class R6	56,467	2,235,515
		$ 21,231,060
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.1% (v)	11,632	$ 11,632
Total Investment Companies (Identified Cost, $34,699,276)		$37,276,823
Other Assets, Less Liabilities – 0.1%		27,936
Net Assets – 100.0%		$37,304,759
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$639,519,807
MFS Lifetime 2020 Fund	357,260,912
MFS Lifetime 2025 Fund	416,332,960
MFS Lifetime 2030 Fund	662,024,146
MFS Lifetime 2035 Fund	372,425,336
MFS Lifetime 2040 Fund	468,588,662
MFS Lifetime 2045 Fund	263,756,086
MFS Lifetime 2050 Fund	274,606,377
MFS Lifetime 2055 Fund	146,726,527
MFS Lifetime 2060 Fund	37,276,823
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 10/31/20 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $553,926,964, $306,516,005, $368,350,237, $527,945,615, and $312,702,197, respectively)	$639,519,807	$357,260,912	$416,332,960	$662,024,146	$372,425,336
Receivables for
Investments sold	480,517	464,003	458,462	725,992	960
Fund shares sold	250,267	130,507	791,483	877,782	690,163
Receivable from investment adviser	124,212	81,791	91,684	129,193	88,503
Other assets	44,552	42,361	43,701	45,595	43,096
Total assets	$640,419,355	$357,979,574	$417,718,290	$663,802,708	$373,248,058
Liabilities
Payables for
Distributions	$31,106	$—	$—	$—	$—
Investments purchased	72,816	112,982	723,862	339,421	549,519
Fund shares reacquired	503,959	587,940	482,319	1,118,670	140,834
Payable to affiliates
Administrative services fee	144	144	144	144	144
Shareholder servicing costs	208,599	158,991	139,804	209,737	137,888
Distribution and service fees	16,976	5,043	4,209	9,550	4,024
Program manager fee	715	—	—	—	—
Accrued expenses and other liabilities	69,862	36,855	35,622	41,782	34,221
Total liabilities	$904,177	$901,955	$1,385,960	$1,719,304	$866,630
Net assets	$639,515,178	$357,077,619	$416,332,330	$662,083,404	$372,381,428
Net assets consist of
Paid-in capital	$565,147,645	$305,197,718	$366,702,266	$526,041,156	$316,355,012
Total distributable earnings (loss)	74,367,533	51,879,901	49,630,064	136,042,248	56,026,416
Net assets	$639,515,178	$357,077,619	$416,332,330	$662,083,404	$372,381,428

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net assets
Class A	$136,284,982	$41,742,707	$26,199,517	$68,420,567	$23,743,021
Class B	4,791,636	2,179,732	1,439,898	6,136,974	1,501,224
Class C	95,052,495	8,162,893	4,088,250	13,463,984	2,857,715
Class I	40,207,227	4,069,746	2,772,367	4,123,917	901,083
Class R1	1,874,746	2,820,620	2,314,227	8,239,859	2,374,088
Class R2	12,505,361	34,268,623	22,637,297	57,187,824	19,955,023
Class R3	71,482,744	81,773,280	101,524,765	167,705,007	104,353,938
Class R4	31,231,886	53,720,224	79,682,106	110,484,799	73,401,085
Class R6	72,335,179	128,339,794	175,673,903	226,320,473	143,294,251
Class 529A	138,309,640	—	—	—	—
Class 529B	4,009,439	—	—	—	—
Class 529C	31,429,843	—	—	—	—
Total net assets	$639,515,178	$357,077,619	$416,332,330	$662,083,404	$372,381,428
Shares of beneficial interest outstanding
Class A	10,458,445	3,073,251	1,898,450	4,251,350	1,534,209
Class B	367,701	161,911	105,629	388,121	97,998
Class C	7,297,519	616,716	301,294	857,424	187,665
Class I	3,084,610	296,999	199,907	254,606	58,025
Class R1	143,704	209,236	169,599	520,348	154,915
Class R2	959,316	2,543,451	1,649,406	3,592,654	1,294,822
Class R3	5,485,800	6,021,985	7,365,275	10,451,819	6,736,537
Class R4	2,397,017	3,922,685	5,737,197	6,811,427	4,709,928
Class R6	5,535,076	9,372,587	12,635,857	13,946,759	9,181,876
Class 529A	12,994,559	—	—	—	—
Class 529B	376,498	—	—	—	—
Class 529C	2,953,839	—	—	—	—
Total shares of beneficial interest outstanding	52,054,084	26,218,821	30,062,614	41,074,508	23,955,975
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$13.03	$13.58	$13.80	$16.09	$15.48
Offering price per share (100 / 95.75 x net asset value per share)	$13.61	$—	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$14.41	$14.64	$17.07	$16.42
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$13.03	$13.46	$13.63	$15.81	$15.32
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$13.03	$13.24	$13.57	$15.70	$15.23
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.03	$13.70	$13.87	$16.20	$15.53
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.05	$13.48	$13.65	$15.84	$15.33
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.04	$13.47	$13.72	$15.92	$15.41
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.03	$13.58	$13.78	$16.05	$15.49

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.03	$13.69	$13.89	$16.22	$15.58
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.07	$13.69	$13.90	$16.23	$15.61
Class 529A shares
Net asset value and redemption price per share (net assets / shares of beneficial interest outstanding)	$10.64	$—	$—	$—	$—
Offering price per share (100 / 95.75 x net asset value per share)	$11.11	$—	$—	$—	$—
Class 529B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.65	$—	$—	$—	$—
Class 529C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.64	$—	$—	$—	$—
On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $345,736,127, $221,311,974, $223,496,550, $128,139,999, and $34,699,276, respectively)	$468,588,662	$263,756,086	$274,606,377	$146,726,527	$37,276,823
Receivables for
Investments sold	198,380	9,821	—	60,221	—
Fund shares sold	727,829	755,409	575,289	431,573	245,247
Receivable from investment adviser	101,331	72,856	75,059	57,105	28,560
Other assets	42,751	42,386	42,317	41,629	41,514
Total assets	$469,658,953	$264,636,558	$275,299,042	$147,317,055	$37,592,144
Liabilities
Payables for
Investments purchased	$474,424	$720,745	$346,171	$411,862	$236,464
Fund shares reacquired	351,887	47,886	233,950	17,514	9,362
Payable to affiliates
Administrative services fee	144	144	144	144	144
Shareholder servicing costs	174,127	117,233	126,989	93,197	14,630
Distribution and service fees	6,695	2,865	3,605	2,149	431
Accrued expenses and other liabilities	38,783	34,161	37,550	36,072	26,354
Total liabilities	$1,046,060	$923,034	$748,409	$560,938	$287,385
Net assets	$468,612,893	$263,713,524	$274,550,633	$146,756,117	$37,304,759
Net assets consist of
Paid-in capital	$350,621,298	$224,530,850	$226,618,431	$129,885,240	$35,230,262
Total distributable earnings (loss)	117,991,595	39,182,674	47,932,202	16,870,877	2,074,497
Net assets	$468,612,893	$263,713,524	$274,550,633	$146,756,117	$37,304,759

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net assets
Class A	$44,820,052	$14,381,040	$17,320,806	$10,122,776	$3,880,125
Class B	3,342,755	765,213	1,469,391	567,833	153,406
Class C	8,647,141	1,724,912	3,353,694	2,005,486	538,842
Class I	2,737,804	1,293,666	630,888	262,979	148,438
Class R1	5,113,417	1,308,012	1,505,478	2,185,819	67,708
Class R2	45,043,468	13,561,545	23,717,972	14,245,480	1,420,204
Class R3	120,504,290	81,950,293	84,194,821	46,410,111	11,201,214
Class R4	87,478,223	57,271,612	56,857,283	30,442,169	5,356,860
Class R6	150,925,743	91,457,231	85,500,300	40,513,464	14,537,962
Total net assets	$468,612,893	$263,713,524	$274,550,633	$146,756,117	$37,304,759
Shares of beneficial interest outstanding
Class A	2,688,760	902,790	901,043	618,529	304,551
Class B	202,803	48,515	77,866	34,974	12,105
Class C	531,886	110,029	178,702	124,552	42,715
Class I	162,827	80,725	32,820	16,034	11,568
Class R1	311,788	83,062	80,143	135,625	5,324
Class R2	2,723,602	857,658	1,250,810	876,167	111,663
Class R3	7,228,710	5,150,384	4,414,239	2,835,920	877,928
Class R4	5,190,596	3,577,664	2,958,139	1,847,900	417,979
Class R6	8,947,778	5,707,759	4,445,688	2,455,011	1,131,181
Total shares of beneficial interest outstanding	27,988,750	16,518,586	14,339,450	8,944,712	2,915,014
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.67	$15.93	$19.22	$16.37	$12.74
Offering price per share (100 / 94.25 x net asset value per share)	$17.69	$16.90	$20.39	$17.37	$13.52
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.48	$15.77	$18.87	$16.24	$12.67
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.26	$15.68	$18.77	$16.10	$12.61
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.81	$16.03	$19.22	$16.40	$12.83
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.40	$15.75	$18.78	$16.12	$12.72
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.54	$15.81	$18.96	$16.26	$12.72
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.67	$15.91	$19.07	$16.37	$12.76
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.85	$16.01	$19.22	$16.47	$12.82

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.87	$16.02	$19.23	$16.50	$12.85
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 10/31/20 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income (loss)
Dividends from affiliated issuers	$5,473,695	$3,039,728	$3,038,863	$3,575,702	$1,364,909
Other	95	61	59	95	58
Excess expense reimbursement from investment adviser	39,313	75,510	105,286	139,364	87,953
Total investment income	$5,513,103	$3,115,299	$3,144,208	$3,715,161	$1,452,920
Expenses
Distribution and service fees	$1,185,634	$336,213	$273,536	$628,152	$271,144
Shareholder servicing costs	452,815	242,728	253,221	407,967	260,078
Program manager fees	43,342	—	—	—	—
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees' compensation	7,235	4,284	4,274	7,261	4,285
Custodian fee	12,212	5,309	5,394	7,574	5,352
Shareholder communications	27,152	8,205	7,232	10,656	7,746
Audit and tax fees	19,766	18,907	18,499	18,939	18,498
Legal fees	3,110	2,014	2,005	3,215	1,988
Registration fees	69,046	63,865	68,181	68,828	67,069
Miscellaneous	19,232	17,912	18,243	20,683	19,135
Total expenses	$1,848,367	$708,260	$659,408	$1,182,098	$664,118
Reduction of expenses by investment adviser and distributor	(676,748)	(377,377)	(384,670)	(562,230)	(390,131)
Net expenses	$1,171,619	$330,883	$274,738	$619,868	$273,987
Net investment income (loss)	$4,341,484	$2,784,416	$2,869,470	$3,095,293	$1,178,933
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$4,179,828	$2,935,534	$445,338	$6,834,934	$(3,253,426)
Capital gain distributions from affiliated issuers	67,422	38,330	55,383	123,319	96,512
Net realized gain (loss)	$4,247,250	$2,973,864	$500,721	$6,958,253	$(3,156,914)
Change in unrealized appreciation or depreciation
Affiliated issuers	$32,209,646	$16,938,165	$26,139,397	$50,135,528	$43,301,456
Net realized and unrealized gain (loss)	$36,456,896	$19,912,029	$26,640,118	$57,093,781	$40,144,542
Change in net assets from operations	$40,798,380	$22,696,445	$29,509,588	$60,189,074	$41,323,475
See Notes to Financial Statements

Statements of Operations (unaudited) – continued
Six months ended 10/31/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net investment income (loss)
Dividends from affiliated issuers	$1,122,986	$312,572	$314,075	$170,501	$38,858
Other	73	44	44	29	9
Excess expense reimbursement from investment adviser	90,359	56,476	53,465	25,134	9,450
Total investment income	$1,213,418	$369,092	$367,584	$195,664	$48,317
Expenses
Distribution and service fees	$435,243	$186,806	$227,636	$141,379	$23,242
Shareholder servicing costs	329,926	211,459	223,501	158,415	31,899
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees' compensation	4,394	4,197	4,204	2,103	548
Custodian fee	6,177	4,573	4,576	3,703	2,841
Shareholder communications	10,030	7,884	10,013	9,459	3,665
Audit and tax fees	18,917	18,486	18,588	18,473	18,147
Legal fees	2,490	1,577	1,608	1,117	695
Registration fees	65,345	65,420	63,031	62,876	61,218
Miscellaneous	20,177	18,099	17,428	15,746	15,156
Total expenses	$901,522	$527,324	$579,408	$422,094	$166,234
Reduction of expenses by investment adviser and distributor	(464,393)	(338,312)	(350,530)	(280,468)	(142,933)
Net expenses	$437,129	$189,012	$228,878	$141,626	$23,301
Net investment income (loss)	$776,289	$180,080	$138,706	$54,038	$25,016
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$279,319	$(3,478,494)	$(2,839,323)	$(1,491,654)	$(427,330)
Capital gain distributions from affiliated issuers	127,622	77,107	76,304	41,194	9,259
Net realized gain (loss)	$406,941	$(3,401,387)	$(2,763,019)	$(1,450,460)	$(418,071)
Change in unrealized appreciation or depreciation
Affiliated issuers	$51,929,548	$33,711,583	$33,024,886	$18,172,814	$3,739,033
Net realized and unrealized gain (loss)	$52,336,489	$30,310,196	$30,261,867	$16,722,354	$3,320,962
Change in net assets from operations	$53,112,778	$30,490,276	$30,400,573	$16,776,392	$3,345,978
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 10/31/20 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$4,341,484	$2,784,416	$2,869,470	$3,095,293	$1,178,933
Net realized gain (loss)	4,247,250	2,973,864	500,721	6,958,253	(3,156,914)
Net unrealized gain (loss)	32,209,646	16,938,165	26,139,397	50,135,528	43,301,456
Change in net assets from operations	$40,798,380	$22,696,445	$29,509,588	$60,189,074	$41,323,475
Total distributions to shareholders	$(4,823,469)	$—	$—	$—	$—
Change in net assets from fund share transactions	$9,869,567	$11,373,167	$59,352,886	$1,992,254	$(1,259,763)
Total change in net assets	$45,844,478	$34,069,612	$88,862,474	$62,181,328	$40,063,712
Net assets
At beginning of period	593,670,700	323,008,007	327,469,856	599,902,076	332,317,716
At end of period	$639,515,178	$357,077,619	$416,332,330	$662,083,404	$372,381,428
Six months ended 10/31/20 (unaudited)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets
From operations
Net investment income (loss)	$776,289	$180,080	$138,706	$54,038	$25,016
Net realized gain (loss)	406,941	(3,401,387)	(2,763,019)	(1,450,460)	(418,071)
Net unrealized gain (loss)	51,929,548	33,711,583	33,024,886	18,172,814	3,739,033
Change in net assets from operations	$53,112,778	$30,490,276	$30,400,573	$16,776,392	$3,345,978
Change in net assets from fund share transactions	$(18,979,997)	$2,995,912	$6,272,719	$5,023,042	$9,905,745
Total change in net assets	$34,132,781	$33,486,188	$36,673,292	$21,799,434	$13,251,723
Net assets
At beginning of period	434,480,112	230,227,336	237,877,341	124,956,683	24,053,036
At end of period	$468,612,893	$263,713,524	$274,550,633	$146,756,117	$37,304,759
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$13,176,201	$8,130,201	$7,492,778	$12,918,085	$6,639,305
Net realized gain (loss)	2,888,628	6,743,176	1,831,940	9,328,016	2,000,039
Net unrealized gain (loss)	(2,003,984)	(6,568,255)	(6,688,693)	(32,315,729)	(24,925,627)
Change in net assets from operations	$14,060,845	$8,305,122	$2,636,025	$(10,069,628)	$(16,286,283)
Total distributions to shareholders	$(21,037,176)	$(16,362,312)	$(11,561,295)	$(32,529,458)	$(12,938,370)
Change in net assets from fund share transactions	$25,991,072	$(11,187,535)	$43,922,853	$53,145,640	$73,008,584
Total change in net assets	$19,014,741	$(19,244,725)	$34,997,583	$10,546,554	$43,783,931
Net assets
At beginning of period	574,655,959	342,252,732	292,472,273	589,355,522	288,533,785
At end of period	$593,670,700	$323,008,007	$327,469,856	$599,902,076	$332,317,716
Year ended 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets
From operations
Net investment income (loss)	$8,360,469	$4,202,125	$4,250,451	$2,109,560	$339,255
Net realized gain (loss)	6,522,771	2,681,312	3,092,203	1,231,690	147,639
Net unrealized gain (loss)	(38,974,485)	(21,767,424)	(22,474,353)	(11,335,462)	(1,784,565)
Change in net assets from operations	$(24,091,245)	$(14,883,987)	$(15,131,699)	$(7,994,212)	$(1,297,671)
Total distributions to shareholders	$(25,567,413)	$(9,201,300)	$(10,246,366)	$(4,557,091)	$(533,610)
Change in net assets from fund share transactions	$57,248,217	$55,249,920	$51,809,993	$34,110,838	$15,825,604
Total change in net assets	$7,589,559	$31,164,633	$26,431,928	$21,559,535	$13,994,323
Net assets
At beginning of period	426,890,553	199,062,703	211,445,413	103,397,148	10,058,713
At end of period	$434,480,112	$230,227,336	$237,877,341	$124,956,683	$24,053,036
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.29	$12.39	$12.25	$12.20	$12.08	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.30	$0.31	$0.27	$0.21	$0.18
Net realized and unrealized gain (loss)	0.75	0.05	0.30	0.20	0.39	(0.11)
Total from investment operations	$0.85	$0.35	$0.61	$0.47	$0.60	$0.07
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.31)	$(0.32)	$(0.27)	$(0.24)	$(0.19)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.11)	$(0.45)	$(0.47)	$(0.42)	$(0.48)	$(0.28)
Net asset value, end of period (x)	$13.03	$12.29	$12.39	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	6.89(n)	2.78	5.18	3.84	5.09	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45(a)	0.45	0.45	0.45	0.46	0.38
Expenses after expense reductions (f)(h)	0.23(a)	0.23	0.23	0.24	0.25	0.25
Net investment income (loss) (l)	1.48(a)	2.37	2.57	2.19	1.74	1.54
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$136,285	$124,123	$111,591	$108,482	$115,872	$120,810
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.29	$12.40	$12.25	$12.20	$12.08	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.20	$0.22	$0.17	$0.12	$0.09
Net realized and unrealized gain (loss)	0.75	0.04	0.31	0.21	0.39	(0.11)
Total from investment operations	$0.80	$0.24	$0.53	$0.38	$0.51	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.21)	$(0.23)	$(0.18)	$(0.15)	$(0.10)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.06)	$(0.35)	$(0.38)	$(0.33)	$(0.39)	$(0.19)
Net asset value, end of period (x)	$13.03	$12.29	$12.40	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	6.50(n)	1.93	4.48	3.07	4.31	(0.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.20	1.20	1.20	1.21	1.13
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	0.73(a)	1.61	1.81	1.40	0.98	0.79
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$4,792	$5,774	$9,111	$11,818	$15,801	$18,088
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.28	$12.39	$12.25	$12.19	$12.08	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.20	$0.22	$0.18	$0.12	$0.09
Net realized and unrealized gain (loss)	0.76	0.04	0.30	0.21	0.38	(0.11)
Total from investment operations	$0.81	$0.24	$0.52	$0.39	$0.50	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.21)	$(0.23)	$(0.18)	$(0.15)	$(0.10)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.06)	$(0.35)	$(0.38)	$(0.33)	$(0.39)	$(0.19)
Net asset value, end of period (x)	$13.03	$12.28	$12.39	$12.25	$12.19	$12.08
Total return (%) (r)(s)(t)(x)	6.59(n)	1.93	4.40	3.15	4.22	(0.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.20	1.20	1.20	1.21	1.13
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	0.73(a)	1.60	1.80	1.43	0.98	0.79
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$95,052	$98,286	$112,773	$128,791	$147,518	$153,472
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.29	$12.40	$12.25	$12.20	$12.08	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.33	$0.34	$0.31	$0.24	$0.21
Net realized and unrealized gain (loss)	0.75	0.04	0.31	0.19	0.39	(0.12)
Total from investment operations	$0.86	$0.37	$0.65	$0.50	$0.63	$0.09
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.34)	$(0.35)	$(0.30)	$(0.27)	$(0.22)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.12)	$(0.48)	$(0.50)	$(0.45)	$(0.51)	$(0.31)
Net asset value, end of period (x)	$13.03	$12.29	$12.40	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	7.02(n)	2.96	5.53	4.10	5.35	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20(a)	0.20	0.20	0.20	0.21	0.13
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.72(a)	2.61	2.82	2.46	1.98	1.76
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$40,207	$34,513	$34,654	$32,496	$32,683	$26,134
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.30	$12.41	$12.26	$12.21	$12.09	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.20	$0.21	$0.18	$0.12	$0.10
Net realized and unrealized gain (loss)	0.76	0.04	0.32	0.20	0.39	(0.12)
Total from investment operations	$0.81	$0.24	$0.53	$0.38	$0.51	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.21)	$(0.23)	$(0.18)	$(0.15)	$(0.10)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.06)	$(0.35)	$(0.38)	$(0.33)	$(0.39)	$(0.19)
Net asset value, end of period (x)	$13.05	$12.30	$12.41	$12.26	$12.21	$12.09
Total return (%) (r)(s)(t)(x)	6.58(n)	1.93	4.48	3.06	4.31	(0.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.20	1.20	1.20	1.21	1.13
Expenses after expense reductions (f)(h)	0.98(a)	0.98	0.98	0.99	1.00	1.00
Net investment income (loss) (l)	0.73(a)	1.58	1.72	1.42	0.96	0.79
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$1,875	$2,493	$3,977	$4,344	$4,453	$5,332
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.29	$12.40	$12.26	$12.20	$12.08	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.26	$0.28	$0.24	$0.18	$0.16
Net realized and unrealized gain (loss)	0.76	0.05	0.30	0.21	0.39	(0.13)
Total from investment operations	$0.84	$0.31	$0.58	$0.45	$0.57	$0.03
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.28)	$(0.29)	$(0.24)	$(0.21)	$(0.16)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.09)	$(0.42)	$(0.44)	$(0.39)	$(0.45)	$(0.25)
Net asset value, end of period (x)	$13.04	$12.29	$12.40	$12.26	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	6.84(n)	2.44	4.92	3.67	4.83	0.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70(a)	0.70	0.70	0.70	0.71	0.63
Expenses after expense reductions (f)(h)	0.48(a)	0.48	0.49	0.49	0.50	0.50
Net investment income (loss) (l)	1.23(a)	2.07	2.30	1.91	1.49	1.32
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$12,505	$14,259	$19,458	$27,110	$31,542	$24,621
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.29	$12.40	$12.25	$12.20	$12.08	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.30	$0.31	$0.27	$0.21	$0.17
Net realized and unrealized gain (loss)	0.75	0.04	0.31	0.20	0.39	(0.11)
Total from investment operations	$0.85	$0.34	$0.62	$0.47	$0.60	$0.06
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.31)	$(0.32)	$(0.27)	$(0.24)	$(0.19)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.11)	$(0.45)	$(0.47)	$(0.42)	$(0.48)	$(0.28)
Net asset value, end of period (x)	$13.03	$12.29	$12.40	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	6.89(n)	2.70	5.26	3.84	5.09	0.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45(a)	0.45	0.45	0.45	0.47	0.38
Expenses after expense reductions (f)(h)	0.23(a)	0.23	0.24	0.24	0.25	0.25
Net investment income (loss) (l)	1.48(a)	2.39	2.57	2.21	1.74	1.46
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$71,483	$67,237	$54,540	$54,156	$49,628	$33,728
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.29	$12.39	$12.25	$12.20	$12.08	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.33	$0.34	$0.31	$0.24	$0.21
Net realized and unrealized gain (loss)	0.75	0.05	0.30	0.19	0.39	(0.12)
Total from investment operations	$0.86	$0.38	$0.64	$0.50	$0.63	$0.09
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.34)	$(0.35)	$(0.30)	$(0.27)	$(0.22)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.12)	$(0.48)	$(0.50)	$(0.45)	$(0.51)	$(0.31)
Net asset value, end of period (x)	$13.03	$12.29	$12.39	$12.25	$12.20	$12.08
Total return (%) (r)(s)(t)(x)	7.02(n)	3.04	5.44	4.10	5.35	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20(a)	0.20	0.20	0.21	0.21	0.13
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.73(a)	2.61	2.82	2.51	2.01	1.78
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$31,232	$41,807	$47,906	$52,790	$112,472	$83,522
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$12.32	$12.43	$12.29	$12.23	$12.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.34	$0.35	$0.35	$0.11
Net realized and unrealized gain (loss)	0.76	0.04	0.30	0.17	0.21
Total from investment operations	$0.88	$0.38	$0.65	$0.52	$0.32
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.35)	$(0.36)	$(0.31)	$(0.22)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.13)	$(0.49)	$(0.51)	$(0.46)	$(0.46)
Net asset value, end of period (x)	$13.07	$12.32	$12.43	$12.29	$12.23
Total return (%) (r)(s)(t)(x)	7.13(n)	3.04	5.52	4.28	2.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12(a)	0.12	0.12	0.10	0.21(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.80(a)	2.69	2.84	2.83	1.34(a)
Portfolio turnover	7(n)	15	10	11	25
Net assets at end of period (000 omitted)	$72,335	$42,065	$33,595	$26,728	$6,775
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class 529A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$10.04	$10.15	$10.06	$10.04	$9.98	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.24	$0.25	$0.22	$0.17	$0.15
Net realized and unrealized gain (loss)	0.60	0.04	0.25	0.17	0.32	(0.10)
Total from investment operations	$0.68	$0.28	$0.50	$0.39	$0.49	$0.05
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.25)	$(0.26)	$(0.22)	$(0.19)	$(0.15)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.08)	$(0.39)	$(0.41)	$(0.37)	$(0.43)	$(0.24)
Net asset value, end of period (x)	$10.64	$10.04	$10.15	$10.06	$10.04	$9.98
Total return (%) (r)(s)(t)(x)	6.83(n)	2.71	5.16	3.84	5.08	0.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50(a)	0.50	0.50	0.53	0.56	0.48
Expenses after expense reductions (f)(h)	0.27(a)	0.27	0.27	0.28	0.29	0.29
Net investment income (loss) (l)	1.44(a)	2.33	2.55	2.16	1.70	1.48
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$138,310	$127,306	$108,398	$83,713	$73,448	$52,434
	Six months ended	Year ended
Class 529B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$10.04	$10.15	$10.06	$10.04	$9.98	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.16	$0.18	$0.14	$0.10	$0.07
Net realized and unrealized gain (loss)	0.62	0.04	0.24	0.17	0.32	(0.10)
Total from investment operations	$0.66	$0.20	$0.42	$0.31	$0.42	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.18)	$(0.14)	$(0.12)	$(0.07)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.05)	$(0.31)	$(0.33)	$(0.29)	$(0.36)	$(0.16)
Net asset value, end of period (x)	$10.65	$10.04	$10.15	$10.06	$10.04	$9.98
Total return (%) (r)(s)(t)(x)	6.53(n)	1.94	4.38	3.07	4.30	(0.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13(a)	1.25	1.25	1.28	1.31	1.23
Expenses after expense reductions (f)(h)	0.90(a)	1.02	1.02	1.04	1.05	1.04
Net investment income (loss) (l)	0.81(a)	1.58	1.78	1.36	0.96	0.73
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$4,009	$4,611	$4,492	$3,975	$4,722	$3,456
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Six months ended	Year ended
Class 529C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$10.03	$10.15	$10.05	$10.04	$9.98	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.16	$0.18	$0.14	$0.09	$0.07
Net realized and unrealized gain (loss)	0.62	0.03	0.25	0.16	0.33	(0.10)
Total from investment operations	$0.66	$0.19	$0.43	$0.30	$0.42	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.17)	$(0.18)	$(0.14)	$(0.12)	$(0.07)
From net realized gain	—	(0.14)	(0.15)	(0.15)	(0.24)	(0.09)
Total distributions declared to shareholders	$(0.05)	$(0.31)	$(0.33)	$(0.29)	$(0.36)	$(0.16)
Net asset value, end of period (x)	$10.64	$10.03	$10.15	$10.05	$10.04	$9.98
Total return (%) (r)(s)(t)(x)	6.53(n)	1.83	4.48	2.97	4.30	(0.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.25	1.25	1.28	1.31	1.23
Expenses after expense reductions (f)(h)	1.03(a)	1.03	1.03	1.04	1.05	1.04
Net investment income (loss) (l)	0.68(a)	1.57	1.79	1.40	0.94	0.74
Portfolio turnover	7(n)	15	10	11	25	10
Net assets at end of period (000 omitted)	$31,430	$31,196	$34,160	$34,039	$32,166	$26,047
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.69	$12.98	$13.01	$12.94	$13.08	$13.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.30	$0.33	$0.29	$0.23	$0.20
Net realized and unrealized gain (loss)	0.79	0.04	0.30	0.35	0.60	(0.18)
Total from investment operations	$0.89	$0.34	$0.63	$0.64	$0.83	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.32)	$(0.35)	$(0.21)	$(0.23)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.63)	$(0.66)	$(0.57)	$(0.97)	$(0.46)
Net asset value, end of period (x)	$13.58	$12.69	$12.98	$13.01	$12.94	$13.08
Total return (%) (r)(s)(t)(x)	7.01(n)	2.46	5.30	4.94	6.60	0.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50(a)	0.51	0.48	0.48	0.48	0.40
Expenses after expense reductions (f)(h)	0.24(a)	0.24	0.23	0.24	0.25	0.25
Net investment income (loss) (l)	1.47(a)	2.32	2.56	2.22	1.73	1.52
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$41,743	$40,186	$44,271	$46,580	$50,239	$46,171
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.63	$12.91	$12.92	$12.84	$12.98	$13.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.21	$0.23	$0.19	$0.13	$0.10
Net realized and unrealized gain (loss)	0.78	0.03	0.31	0.35	0.59	(0.17)
Total from investment operations	$0.83	$0.24	$0.54	$0.54	$0.72	$(0.07)
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.21)	$(0.24)	$(0.10)	$(0.13)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.52)	$(0.55)	$(0.46)	$(0.86)	$(0.36)
Net asset value, end of period (x)	$13.46	$12.63	$12.91	$12.92	$12.84	$12.98
Total return (%) (r)(s)(t)(x)	6.57(n)	1.72	4.49	4.21	5.75	(0.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.26	1.23	1.23	1.22	1.15
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.98	0.99	1.00	1.00
Net investment income (loss) (l)	0.72(a)	1.58	1.81	1.46	0.99	0.77
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$2,180	$2,492	$3,148	$4,420	$5,425	$6,376
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.41	$12.71	$12.74	$12.67	$12.83	$13.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.20	$0.23	$0.19	$0.13	$0.10
Net realized and unrealized gain (loss)	0.78	0.03	0.30	0.34	0.58	(0.18)
Total from investment operations	$0.83	$0.23	$0.53	$0.53	$0.71	$(0.08)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.22)	$(0.24)	$(0.11)	$(0.12)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.53)	$(0.56)	$(0.46)	$(0.87)	$(0.35)
Net asset value, end of period (x)	$13.24	$12.41	$12.71	$12.74	$12.67	$12.83
Total return (%) (r)(s)(t)(x)	6.69(n)	1.64	4.50	4.20	5.76	(0.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.26	1.23	1.23	1.23	1.15
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.98	0.99	1.00	1.00
Net investment income (loss) (l)	0.72(a)	1.58	1.82	1.47	0.98	0.76
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$8,163	$10,400	$11,881	$13,178	$16,629	$17,196
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.79	$13.07	$13.10	$13.03	$13.16	$13.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.34	$0.36	$0.33	$0.30	$0.23
Net realized and unrealized gain (loss)	0.79	0.05	0.31	0.35	0.57	(0.18)
Total from investment operations	$0.91	$0.39	$0.67	$0.68	$0.87	$0.05
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.36)	$(0.39)	$(0.24)	$(0.26)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.67)	$(0.70)	$(0.61)	$(1.00)	$(0.49)
Net asset value, end of period (x)	$13.70	$12.79	$13.07	$13.10	$13.03	$13.16
Total return (%) (r)(s)(t)(x)	7.11(n)	2.77	5.54	5.19	6.91	0.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25(a)	0.26	0.23	0.23	0.21	0.15
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.70(a)	2.54	2.76	2.50	2.25	1.78
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$4,070	$1,980	$2,134	$1,742	$1,631	$4,466
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.64	$12.91	$12.94	$12.88	$13.00	$13.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.20	$0.23	$0.20	$0.12	$0.10
Net realized and unrealized gain (loss)	0.79	0.03	0.31	0.34	0.60	(0.18)
Total from investment operations	$0.84	$0.23	$0.54	$0.54	$0.72	$(0.08)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.23)	$(0.26)	$(0.08)	$(0.11)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.50)	$(0.57)	$(0.48)	$(0.84)	$(0.34)
Net asset value, end of period (x)	$13.48	$12.64	$12.91	$12.94	$12.88	$13.00
Total return (%) (r)(s)(t)(x)	6.65(n)	1.64	4.51	4.19	5.73	(0.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.26	1.23	1.23	1.22	1.15
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.98	0.99	1.00	1.00
Net investment income (loss) (l)	0.72(a)	1.57	1.82	1.49	0.95	0.78
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$2,821	$3,348	$4,510	$4,587	$4,355	$4,794
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.61	$12.88	$12.91	$12.84	$13.00	$13.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.27	$0.30	$0.26	$0.19	$0.17
Net realized and unrealized gain (loss)	0.78	0.04	0.30	0.35	0.59	(0.18)
Total from investment operations	$0.86	$0.31	$0.60	$0.61	$0.78	$(0.01)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.29)	$(0.32)	$(0.18)	$(0.19)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.58)	$(0.63)	$(0.54)	$(0.94)	$(0.42)
Net asset value, end of period (x)	$13.47	$12.61	$12.88	$12.91	$12.84	$13.00
Total return (%) (r)(s)(t)(x)	6.82(n)	2.25	5.04	4.73	6.26	0.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75(a)	0.76	0.73	0.73	0.73	0.65
Expenses after expense reductions (f)(h)	0.49(a)	0.49	0.48	0.49	0.50	0.50
Net investment income (loss) (l)	1.22(a)	2.05	2.32	1.97	1.49	1.28
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$34,269	$36,927	$47,259	$72,233	$76,217	$63,116
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.69	$12.98	$13.01	$12.95	$13.09	$13.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.31	$0.34	$0.30	$0.22	$0.19
Net realized and unrealized gain (loss)	0.79	0.04	0.30	0.34	0.61	(0.17)
Total from investment operations	$0.89	$0.35	$0.64	$0.64	$0.83	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.33)	$(0.36)	$(0.21)	$(0.23)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.64)	$(0.67)	$(0.58)	$(0.97)	$(0.46)
Net asset value, end of period (x)	$13.58	$12.69	$12.98	$13.01	$12.95	$13.09
Total return (%) (r)(s)(t)(x)	7.01(n)	2.48	5.33	4.90	6.59	0.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50(a)	0.51	0.48	0.48	0.48	0.40
Expenses after expense reductions (f)(h)	0.24(a)	0.24	0.23	0.24	0.25	0.25
Net investment income (loss) (l)	1.47(a)	2.34	2.61	2.24	1.71	1.45
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$81,773	$88,804	$79,478	$84,245	$74,655	$63,904
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.78	$13.07	$13.10	$13.01	$13.15	$13.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.34	$0.37	$0.34	$0.27	$0.23
Net realized and unrealized gain (loss)	0.79	0.04	0.30	0.34	0.59	(0.17)
Total from investment operations	$0.91	$0.38	$0.67	$0.68	$0.86	$0.06
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.36)	$(0.37)	$(0.24)	$(0.26)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)	(0.23)
Total distributions declared to shareholders	$—	$(0.67)	$(0.70)	$(0.59)	$(1.00)	$(0.49)
Net asset value, end of period (x)	$13.69	$12.78	$13.07	$13.10	$13.01	$13.15
Total return (%) (r)(s)(t)(x)	7.12(n)	2.69	5.55	5.24	6.83	0.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25(a)	0.26	0.23	0.24	0.23	0.15
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.73(a)	2.57	2.82	2.56	2.02	1.76
Portfolio turnover	20(n)	16	17	19	35	11
Net assets at end of period (000 omitted)	$53,720	$77,500	$85,763	$87,475	$146,535	$165,273
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$12.77	$13.05	$13.09	$13.02	$13.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.36	$0.38	$0.38	$0.11
Net realized and unrealized gain (loss)	0.79	0.04	0.30	0.31	0.32
Total from investment operations	$0.92	$0.40	$0.68	$0.69	$0.43
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.38)	$(0.40)	$(0.25)
From net realized gain	—	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$—	$(0.68)	$(0.72)	$(0.62)	$(1.01)
Net asset value, end of period (x)	$13.69	$12.77	$13.05	$13.09	$13.02
Total return (%) (r)(s)(t)(x)	7.20(n)	2.91	5.62	5.33	3.43(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11(a)	0.12	0.11	0.10	0.16(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.84(a)	2.73	2.95	2.82	1.28(a)
Portfolio turnover	20(n)	16	17	19	35
Net assets at end of period (000 omitted)	$128,340	$61,371	$63,809	$45,280	$21,091

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.75	$13.03	$12.83	$12.35	$11.76	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.30	$0.33	$0.29	$0.20	$0.16
Net realized and unrealized gain (loss)	0.96	(0.11)	0.35	0.62	0.84	(0.24)
Total from investment operations	$1.05	$0.19	$0.68	$0.91	$1.04	$(0.08)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.31)	$(0.35)	$(0.17)	$(0.18)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.47)	$(0.48)	$(0.43)	$(0.45)	$(0.35)
Net asset value, end of period (x)	$13.80	$12.75	$13.03	$12.83	$12.35	$11.76
Total return (%) (r)(s)(t)(x)	8.24(n)	1.25	5.70	7.34	9.03	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49(a)	0.51	0.52	0.54	0.55	0.53
Expenses after expense reductions (f)(h)	0.24(a)	0.23	0.22	0.23	0.24	0.23
Net investment income (loss) (l)	1.26(a)	2.25	2.62	2.28	1.62	1.34
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$26,200	$26,335	$19,689	$16,710	$14,518	$12,598
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.64	$12.93	$12.72	$12.26	$11.68	$12.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.20	$0.23	$0.19	$0.10	$0.07
Net realized and unrealized gain (loss)	0.96	(0.12)	0.36	0.60	0.85	(0.24)
Total from investment operations	$0.99	$0.08	$0.59	$0.79	$0.95	$(0.17)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.21)	$(0.25)	$(0.09)	$(0.09)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.37)	$(0.38)	$(0.33)	$(0.37)	$(0.26)
Net asset value, end of period (x)	$13.63	$12.64	$12.93	$12.72	$12.26	$11.68
Total return (%) (r)(s)(t)(x)	7.83(n)	0.48	4.96	6.40	8.23	(1.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.26	1.27	1.29	1.29	1.28
Expenses after expense reductions (f)(h)	1.00(a)	0.99	0.97	1.00	1.00	1.00
Net investment income (loss) (l)	0.50(a)	1.49	1.82	1.47	0.86	0.59
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$1,440	$1,632	$1,501	$1,472	$1,340	$1,190
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.58	$12.86	$12.66	$12.21	$11.63	$12.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.19	$0.22	$0.19	$0.10	$0.07
Net realized and unrealized gain (loss)	0.96	(0.11)	0.37	0.60	0.84	(0.24)
Total from investment operations	$0.99	$0.08	$0.59	$0.79	$0.94	$(0.17)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.22)	$(0.26)	$(0.08)	$(0.10)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.36)	$(0.39)	$(0.34)	$(0.36)	$(0.27)
Net asset value, end of period (x)	$13.57	$12.58	$12.86	$12.66	$12.21	$11.63
Total return (%) (r)(s)(t)(x)	7.87(n)	0.45	4.94	6.42	8.24	(1.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.26	1.27	1.29	1.29	1.28
Expenses after expense reductions (f)(h)	1.00(a)	1.00	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	0.50(a)	1.46	1.78	1.50	0.83	0.59
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$4,088	$3,852	$4,186	$3,571	$3,311	$2,846
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.79	$13.08	$12.87	$12.40	$11.79	$12.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.33	$0.41	$0.25	$0.27	$0.19
Net realized and unrealized gain (loss)	0.98	(0.12)	0.32	0.68	0.82	(0.25)
Total from investment operations	$1.08	$0.21	$0.73	$0.93	$1.09	$(0.06)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.35)	$(0.38)	$(0.20)	$(0.20)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.50)	$(0.52)	$(0.46)	$(0.48)	$(0.37)
Net asset value, end of period (x)	$13.87	$12.79	$13.08	$12.87	$12.40	$11.79
Total return (%) (r)(s)(t)(x)	8.44(n)	1.38	6.05	7.44	9.42	(0.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24(a)	0.26	0.27	0.32	0.28	0.29
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.48(a)	2.49	3.23	1.96	2.25	1.59
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$2,772	$1,445	$1,228	$538	$127	$4,563
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.65	$12.95	$12.76	$12.33	$11.79	$12.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.19	$0.22	$0.20	$0.09	$0.06
Net realized and unrealized gain (loss)	0.97	(0.12)	0.37	0.60	0.86	(0.24)
Total from investment operations	$1.00	$0.07	$0.59	$0.80	$0.95	$(0.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.23)	$(0.29)	$(0.13)	$(0.03)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.37)	$(0.40)	$(0.37)	$(0.41)	$(0.20)
Net asset value, end of period (x)	$13.65	$12.65	$12.95	$12.76	$12.33	$11.79
Total return (%) (r)(s)(t)(x)	7.91(n)	0.37	4.97	6.46	8.24	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.26	1.27	1.30	1.31	1.26
Expenses after expense reductions (f)(h)	1.00(a)	1.00	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	0.50(a)	1.46	1.76	1.58	0.77	0.51
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$2,314	$1,902	$1,578	$1,234	$432	$87
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.69	$12.96	$12.74	$12.29	$11.73	$12.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.25	$0.28	$0.26	$0.17	$0.12
Net realized and unrealized gain (loss)	0.96	(0.11)	0.37	0.60	0.84	(0.24)
Total from investment operations	$1.03	$0.14	$0.65	$0.86	$1.01	$(0.12)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.26)	$(0.33)	$(0.17)	$(0.15)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.41)	$(0.43)	$(0.41)	$(0.45)	$(0.32)
Net asset value, end of period (x)	$13.72	$12.69	$12.96	$12.74	$12.29	$11.73
Total return (%) (r)(s)(t)(x)	8.12(n)	0.93	5.48	6.95	8.75	(0.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74(a)	0.76	0.77	0.79	0.81	0.79
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.49	0.50	0.50	0.50
Net investment income (loss) (l)	1.00(a)	1.89	2.21	2.06	1.40	1.02
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$22,637	$26,607	$36,121	$35,799	$23,253	$7,489
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.73	$13.02	$12.81	$12.35	$11.76	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.30	$0.33	$0.29	$0.20	$0.15
Net realized and unrealized gain (loss)	0.96	(0.12)	0.36	0.60	0.85	(0.23)
Total from investment operations	$1.05	$0.18	$0.69	$0.89	$1.05	$(0.08)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.31)	$(0.35)	$(0.18)	$(0.18)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.47)	$(0.48)	$(0.43)	$(0.46)	$(0.35)
Net asset value, end of period (x)	$13.78	$12.73	$13.02	$12.81	$12.35	$11.76
Total return (%) (r)(s)(t)(x)	8.25(n)	1.17	5.75	7.19	9.08	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49(a)	0.51	0.52	0.54	0.55	0.54
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.24	0.25	0.25	0.25
Net investment income (loss) (l)	1.25(a)	2.25	2.56	2.24	1.61	1.27
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$101,525	$95,013	$76,112	$63,426	$39,042	$22,370
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$12.81	$13.10	$12.88	$12.40	$11.79	$12.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.33	$0.36	$0.35	$0.22	$0.19
Net realized and unrealized gain (loss)	0.98	(0.12)	0.37	0.58	0.87	(0.25)
Total from investment operations	$1.08	$0.21	$0.73	$0.93	$1.09	$(0.06)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.34)	$(0.37)	$(0.20)	$(0.20)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)	(0.17)
Total distributions declared to shareholders	$—	$(0.50)	$(0.51)	$(0.45)	$(0.48)	$(0.37)
Net asset value, end of period (x)	$13.89	$12.81	$13.10	$12.88	$12.40	$11.79
Total return (%) (r)(s)(t)(x)	8.43(n)	1.37	6.06	7.43	9.42	(0.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24(a)	0.26	0.27	0.28	0.30	0.28
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.51(a)	2.49	2.82	2.68	1.84	1.59
Portfolio turnover	17(n)	18	14	37	33	10
Net assets at end of period (000 omitted)	$79,682	$105,160	$105,032	$81,894	$135,040	$105,570
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$12.82	$13.10	$12.88	$12.41	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.35	$0.38	$0.40	$0.11
Net realized and unrealized gain (loss)	0.97	(0.12)	0.37	0.55	0.48
Total from investment operations	$1.08	$0.23	$0.75	$0.95	$0.59
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.36)	$(0.40)	$(0.20)
From net realized gain	—	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$—	$(0.51)	$(0.53)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$13.90	$12.82	$13.10	$12.88	$12.41
Total return (%) (r)(s)(t)(x)	8.42(n)	1.57	6.21	7.57	5.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10(a)	0.12	0.14	0.15	0.20(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.64(a)	2.63	2.93	3.08	1.31(a)
Portfolio turnover	17(n)	18	14	37	33
Net assets at end of period (000 omitted)	$175,674	$65,523	$47,026	$32,384	$10,834

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.61	$15.59	$15.48	$14.57	$13.91	$14.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.32	$0.37	$0.34	$0.19	$0.16
Net realized and unrealized gain (loss)	1.41	(0.46)	0.49	1.13	1.42	(0.38)
Total from investment operations	$1.48	$(0.14)	$0.86	$1.47	$1.61	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.36)	$(0.36)	$(0.19)	$(0.20)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.84)	$(0.75)	$(0.56)	$(0.95)	$(0.42)
Net asset value, end of period (x)	$16.09	$14.61	$15.59	$15.48	$14.57	$13.91
Total return (%) (r)(s)(t)(x)	10.13(n)	(1.36)	6.24	10.09	12.01	(1.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45(a)	0.46	0.46	0.46	0.47	0.42
Expenses after expense reductions (f)(h)	0.24(a)	0.24	0.23	0.23	0.25	0.24
Net investment income (loss) (l)	0.82(a)	2.07	2.40	2.18	1.36	1.13
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$68,421	$66,732	$63,579	$61,458	$57,961	$44,995
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.41	$15.37	$15.26	$14.37	$13.73	$14.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.20	$0.25	$0.21	$0.08	$0.05
Net realized and unrealized gain (loss)	1.39	(0.46)	0.50	1.13	1.40	(0.38)
Total from investment operations	$1.40	$(0.26)	$0.75	$1.34	$1.48	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.25)	$(0.25)	$(0.08)	$(0.09)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.70)	$(0.64)	$(0.45)	$(0.84)	$(0.31)
Net asset value, end of period (x)	$15.81	$14.41	$15.37	$15.26	$14.37	$13.73
Total return (%) (r)(s)(t)(x)	9.72(n)	(2.07)	5.44	9.28	11.15	(2.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.21	1.21	1.21	1.22	1.17
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	0.07(a)	1.29	1.67	1.42	0.60	0.37
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$6,137	$6,495	$8,727	$8,834	$8,753	$8,498
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.31	$15.27	$15.16	$14.29	$13.66	$14.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.19	$0.25	$0.21	$0.09	$0.05
Net realized and unrealized gain (loss)	1.38	(0.44)	0.49	1.11	1.38	(0.37)
Total from investment operations	$1.39	$(0.25)	$0.74	$1.32	$1.47	$(0.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.24)	$(0.25)	$(0.08)	$(0.09)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.71)	$(0.63)	$(0.45)	$(0.84)	$(0.31)
Net asset value, end of period (x)	$15.70	$14.31	$15.27	$15.16	$14.29	$13.66
Total return (%) (r)(s)(t)(x)	9.71(n)	(2.05)	5.46	9.21	11.17	(2.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.21	1.21	1.21	1.22	1.17
Expenses after expense reductions (f)(h)	0.99(a)	0.99	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	0.07(a)	1.26	1.63	1.42	0.61	0.38
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$13,464	$13,474	$15,790	$15,885	$15,827	$15,554
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.69	$15.66	$15.55	$14.63	$14.00	$14.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.36	$0.42	$0.38	$0.28	$0.19
Net realized and unrealized gain (loss)	1.42	(0.46)	0.48	1.14	1.33	(0.37)
Total from investment operations	$1.51	$(0.10)	$0.90	$1.52	$1.61	$(0.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.40)	$(0.40)	$(0.22)	$(0.23)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.87)	$(0.79)	$(0.60)	$(0.98)	$(0.45)
Net asset value, end of period (x)	$16.20	$14.69	$15.66	$15.55	$14.63	$14.00
Total return (%) (r)(s)(t)(x)	10.28(n)	(1.07)	6.50	10.38	11.95	(1.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20(a)	0.21	0.21	0.21	0.20	0.17
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.07(a)	2.29	2.70	2.48	1.96	1.36
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$4,124	$2,395	$2,282	$2,171	$1,743	$12,156
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.43	$15.42	$15.32	$14.44	$13.78	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.21	$0.26	$0.21	$0.08	$0.04
Net realized and unrealized gain (loss)	1.40	(0.46)	0.48	1.13	1.40	(0.36)
Total from investment operations	$1.41	$(0.25)	$0.74	$1.34	$1.48	$(0.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.25)	$(0.26)	$(0.06)	$(0.07)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.74)	$(0.64)	$(0.46)	$(0.82)	$(0.29)
Net asset value, end of period (x)	$15.84	$14.43	$15.42	$15.32	$14.44	$13.78
Total return (%) (r)(s)(t)(x)	9.77(n)	(2.06)	5.42	9.26	11.13	(2.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20(a)	1.21	1.21	1.21	1.22	1.17
Expenses after expense reductions (f)(h)	0.99(a)	1.00	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	0.07(a)	1.38	1.69	1.38	0.57	0.31
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$8,240	$7,150	$7,423	$6,825	$5,740	$6,427
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.47	$15.43	$15.32	$14.43	$13.79	$14.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.28	$0.33	$0.30	$0.16	$0.12
Net realized and unrealized gain (loss)	1.40	(0.46)	0.49	1.12	1.40	(0.38)
Total from investment operations	$1.45	$(0.18)	$0.82	$1.42	$1.56	$(0.26)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.32)	$(0.33)	$(0.16)	$(0.16)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.78)	$(0.71)	$(0.53)	$(0.92)	$(0.38)
Net asset value, end of period (x)	$15.92	$14.47	$15.43	$15.32	$14.43	$13.79
Total return (%) (r)(s)(t)(x)	10.02(n)	(1.60)	6.00	9.80	11.73	(1.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70(a)	0.71	0.71	0.71	0.72	0.67
Expenses after expense reductions (f)(h)	0.49(a)	0.49	0.49	0.49	0.50	0.50
Net investment income (loss) (l)	0.57(a)	1.78	2.17	1.95	1.13	0.88
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$57,188	$66,342	$78,171	$112,223	$105,808	$83,102
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.57	$15.54	$15.44	$14.54	$13.88	$14.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.32	$0.37	$0.34	$0.19	$0.15
Net realized and unrealized gain (loss)	1.41	(0.45)	0.49	1.12	1.42	(0.37)
Total from investment operations	$1.48	$(0.13)	$0.86	$1.46	$1.61	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.37)	$(0.36)	$(0.19)	$(0.20)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.84)	$(0.76)	$(0.56)	$(0.95)	$(0.42)
Net asset value, end of period (x)	$16.05	$14.57	$15.54	$15.44	$14.54	$13.88
Total return (%) (r)(s)(t)(x)	10.16(n)	(1.31)	6.21	10.07	12.03	(1.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45(a)	0.46	0.46	0.46	0.47	0.42
Expenses after expense reductions (f)(h)	0.24(a)	0.25	0.24	0.24	0.25	0.25
Net investment income (loss) (l)	0.82(a)	2.06	2.44	2.20	1.34	1.06
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$167,705	$158,189	$146,737	$136,815	$109,088	$90,624
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.70	$15.68	$15.56	$14.64	$13.97	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.37	$0.40	$0.40	$0.24	$0.19
Net realized and unrealized gain (loss)	1.43	(0.48)	0.51	1.11	1.41	(0.38)
Total from investment operations	$1.52	$(0.11)	$0.91	$1.51	$1.65	$(0.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.40)	$(0.39)	$(0.22)	$(0.23)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)	(0.22)
Total distributions declared to shareholders	$—	$(0.87)	$(0.79)	$(0.59)	$(0.98)	$(0.45)
Net asset value, end of period (x)	$16.22	$14.70	$15.68	$15.56	$14.64	$13.97
Total return (%) (r)(s)(t)(x)	10.34(n)	(1.14)	6.56	10.30	12.28	(1.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21(a)	0.21	0.21	0.21	0.22	0.17
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.08(a)	2.32	2.61	2.57	1.66	1.37
Portfolio turnover	20(n)	18	18	19	50	6
Net assets at end of period (000 omitted)	$110,485	$162,913	$158,288	$148,064	$188,413	$184,249
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.70	$15.68	$15.56	$14.65	$14.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.38	$0.44	$0.45	$0.07
Net realized and unrealized gain (loss)	1.43	(0.47)	0.49	1.08	0.90
Total from investment operations	$1.53	$(0.09)	$0.93	$1.53	$0.97
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.42)	$(0.42)	$(0.23)
From net realized gain	—	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$—	$(0.89)	$(0.81)	$(0.62)	$(0.99)
Net asset value, end of period (x)	$16.23	$14.70	$15.68	$15.56	$14.65
Total return (%) (r)(s)(t)(x)	10.41(n)	(1.02)	6.71	10.43	7.05(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07(a)	0.08	0.08	0.08	0.13(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.21(a)	2.44	2.86	2.91	0.75(a)
Portfolio turnover	20(n)	18	18	19	50
Net assets at end of period (000 omitted)	$226,320	$116,212	$108,358	$73,753	$33,584

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.79	$14.94	$14.61	$13.49	$12.35	$12.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.29	$0.34	$0.31	$0.16	$0.12
Net realized and unrealized gain (loss)	1.65	(0.85)	0.52	1.28	1.44	(0.35)
Total from investment operations	$1.69	$(0.56)	$0.86	$1.59	$1.60	$(0.23)
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.32)	$(0.37)	$(0.15)	$(0.16)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.59)	$(0.53)	$(0.47)	$(0.46)	$(0.38)
Net asset value, end of period (x)	$15.48	$13.79	$14.94	$14.61	$13.49	$12.35
Total return (%) (r)(s)(t)(x)	12.26(n)	(4.23)	6.50	11.78	13.18	(1.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50(a)	0.52	0.54	0.56	0.59	0.59
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.24	0.25	0.25	0.24
Net investment income (loss) (l)	0.46(a)	1.96	2.36	2.13	1.23	0.98
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$23,743	$20,382	$16,563	$15,369	$10,591	$7,454
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.70	$14.84	$14.49	$13.39	$12.26	$12.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.17	$0.22	$0.19	$0.06	$0.02
Net realized and unrealized gain (loss)	1.64	(0.85)	0.54	1.28	1.43	(0.34)
Total from investment operations	$1.62	$(0.68)	$0.76	$1.47	$1.49	$(0.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.20)	$(0.27)	$(0.05)	$(0.08)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.46)	$(0.41)	$(0.37)	$(0.36)	$(0.30)
Net asset value, end of period (x)	$15.32	$13.70	$14.84	$14.49	$13.39	$12.26
Total return (%) (r)(s)(t)(x)	11.82(n)	(4.98)	5.71	10.96	12.34	(2.45)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.27	1.29	1.31	1.34	1.34
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.29)(a)	1.12	1.55	1.31	0.45	0.20
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$1,501	$1,387	$1,650	$1,730	$1,314	$1,261
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.62	$14.78	$14.45	$13.35	$12.22	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.19	$0.22	$0.19	$0.05	$0.03
Net realized and unrealized gain (loss)	1.63	(0.87)	0.53	1.28	1.43	(0.35)
Total from investment operations	$1.61	$(0.68)	$0.75	$1.47	$1.48	$(0.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.21)	$(0.27)	$(0.04)	$(0.07)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.48)	$(0.42)	$(0.37)	$(0.35)	$(0.29)
Net asset value, end of period (x)	$15.23	$13.62	$14.78	$14.45	$13.35	$12.22
Total return (%) (r)(s)(t)(x)	11.82(n)	(4.97)	5.69	11.00	12.28	(2.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.27	1.29	1.31	1.34	1.33
Expenses after expense reductions (f)(h)	1.00(a)	0.99	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	(0.29)(a)	1.26	1.54	1.35	0.40	0.27
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$2,858	$2,632	$2,730	$2,510	$1,893	$1,950
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.82	$14.97	$14.64	$13.51	$12.40	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.32	$0.37	$0.38	$0.26	$0.15
Net realized and unrealized gain (loss)	1.66	(0.85)	0.53	1.25	1.34	(0.34)
Total from investment operations	$1.71	$(0.53)	$0.90	$1.63	$1.60	$(0.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.36)	$(0.40)	$(0.18)	$(0.19)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.62)	$(0.57)	$(0.50)	$(0.49)	$(0.41)
Net asset value, end of period (x)	$15.53	$13.82	$14.97	$14.64	$13.51	$12.40
Total return (%) (r)(s)(t)(x)	12.37(n)	(4.03)	6.76	12.10	13.12	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25(a)	0.27	0.29	0.32	0.32	0.33
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.71(a)	2.17	2.55	2.59	2.01	1.19
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$901	$714	$843	$636	$311	$3,921
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.70	$14.83	$14.50	$13.44	$12.39	$12.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.15	$0.22	$0.23	$0.07	$0.00(w)
Net realized and unrealized gain (loss)	1.65	(0.84)	0.54	1.25	1.42	(0.32)
Total from investment operations	$1.63	$(0.69)	$0.76	$1.48	$1.49	$(0.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.22)	$(0.32)	$(0.13)	$(0.00)(w)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.44)	$(0.43)	$(0.42)	$(0.44)	$(0.22)
Net asset value, end of period (x)	$15.33	$13.70	$14.83	$14.50	$13.44	$12.39
Total return (%) (r)(s)(t)(x)	11.90(n)	(5.01)	5.72	11.00	12.22	(2.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.25(a)	1.27	1.29	1.31	1.36	1.31
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.29)(a)	1.00	1.55	1.61	0.57	0.01
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$2,374	$1,835	$2,535	$1,974	$664	$118
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.75	$14.89	$14.54	$13.43	$12.33	$12.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.23	$0.27	$0.27	$0.13	$0.08
Net realized and unrealized gain (loss)	1.64	(0.84)	0.56	1.28	1.42	(0.33)
Total from investment operations	$1.66	$(0.61)	$0.83	$1.55	$1.55	$(0.25)
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.27)	$(0.34)	$(0.14)	$(0.13)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.53)	$(0.48)	$(0.44)	$(0.45)	$(0.35)
Net asset value, end of period (x)	$15.41	$13.75	$14.89	$14.54	$13.43	$12.33
Total return (%) (r)(s)(t)(x)	12.07(n)	(4.50)	6.23	11.57	12.80	(1.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.75(a)	0.77	0.79	0.81	0.86	0.84
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.21(a)	1.58	1.84	1.86	1.00	0.66
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$19,955	$26,572	$32,592	$32,185	$20,918	$5,805
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.80	$14.96	$14.63	$13.50	$12.37	$12.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.30	$0.34	$0.30	$0.16	$0.12
Net realized and unrealized gain (loss)	1.65	(0.87)	0.52	1.30	1.43	(0.34)
Total from investment operations	$1.69	$(0.57)	$0.86	$1.60	$1.59	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.32)	$(0.37)	$(0.15)	$(0.16)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.59)	$(0.53)	$(0.47)	$(0.46)	$(0.38)
Net asset value, end of period (x)	$15.49	$13.80	$14.96	$14.63	$13.50	$12.37
Total return (%) (r)(s)(t)(x)	12.25(n)	(4.27)	6.46	11.85	13.11	(1.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.50(a)	0.52	0.54	0.56	0.60	0.59
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.46(a)	2.00	2.31	2.10	1.23	0.95
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$104,354	$96,287	$71,027	$58,283	$35,284	$20,110
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.87	$15.02	$14.69	$13.54	$12.39	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.33	$0.38	$0.38	$0.19	$0.15
Net realized and unrealized gain (loss)	1.66	(0.86)	0.52	1.26	1.45	(0.35)
Total from investment operations	$1.71	$(0.53)	$0.90	$1.64	$1.64	$(0.20)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.36)	$(0.39)	$(0.18)	$(0.19)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)	(0.22)
Total distributions declared to shareholders	$—	$(0.62)	$(0.57)	$(0.49)	$(0.49)	$(0.41)
Net asset value, end of period (x)	$15.58	$13.87	$15.02	$14.69	$13.54	$12.39
Total return (%) (r)(s)(t)(x)	12.33(n)	(4.01)	6.73	12.11	13.46	(1.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25(a)	0.27	0.29	0.30	0.34	0.34
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.72(a)	2.22	2.58	2.61	1.44	1.22
Portfolio turnover	24(n)	13	12	33	43	7
Net assets at end of period (000 omitted)	$73,401	$120,415	$115,939	$87,528	$119,254	$86,982
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$13.87	$15.02	$14.69	$13.55	$13.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.35	$0.39	$0.44	$0.06
Net realized and unrealized gain (loss)	1.67	(0.86)	0.53	1.22	0.94
Total from investment operations	$1.74	$(0.51)	$0.92	$1.66	$1.00
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.38)	$(0.42)	$(0.18)
From net realized gain	—	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$—	$(0.64)	$(0.59)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$15.61	$13.87	$15.02	$14.69	$13.55
Total return (%) (r)(s)(t)(x)	12.55(n)	(3.90)	6.90	12.23	7.93(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11(a)	0.12	0.15	0.16	0.27(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.87(a)	2.35	2.67	3.03	0.63(a)
Portfolio turnover	24(n)	13	12	33	43
Net assets at end of period (000 omitted)	$143,294	$62,093	$44,655	$26,567	$9,531

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.79	$16.46	$16.38	$15.00	$14.07	$14.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.30	$0.35	$0.31	$0.15	$0.12
Net realized and unrealized gain (loss)	1.86	(1.02)	0.57	1.61	1.72	(0.41)
Total from investment operations	$1.88	$(0.72)	$0.92	$1.92	$1.87	$(0.29)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.36)	$(0.36)	$(0.15)	$(0.17)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.95)	$(0.84)	$(0.54)	$(0.94)	$(0.47)
Net asset value, end of period (x)	$16.67	$14.79	$16.46	$16.38	$15.00	$14.07
Total return (%) (r)(s)(t)(x)	12.71(n)	(5.08)	6.45	12.86	13.76	(1.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48(a)	0.49	0.48	0.48	0.50	0.45
Expenses after expense reductions (f)(h)	0.25(a)	0.24	0.24	0.24	0.25	0.24
Net investment income (loss) (l)	0.22(a)	1.86	2.15	1.90	1.04	0.83
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$44,820	$41,909	$36,747	$36,354	$35,093	$28,324
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.68	$16.34	$16.23	$14.87	$13.95	$14.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.17	$0.22	$0.19	$0.04	$0.01
Net realized and unrealized gain (loss)	1.84	(1.01)	0.59	1.59	1.71	(0.41)
Total from investment operations	$1.80	$(0.84)	$0.81	$1.78	$1.75	$(0.40)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.22)	$(0.24)	$(0.04)	$(0.06)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.82)	$(0.70)	$(0.42)	$(0.83)	$(0.36)
Net asset value, end of period (x)	$16.48	$14.68	$16.34	$16.23	$14.87	$13.95
Total return (%) (r)(s)(t)(x)	12.26(n)	(5.80)	5.66	12.00	12.94	(2.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23(a)	1.24	1.23	1.23	1.25	1.20
Expenses after expense reductions (f)(h)	1.00(a)	0.99	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	(0.53)(a)	1.05	1.39	1.20	0.27	0.06
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$3,343	$3,577	$4,588	$4,965	$4,924	$4,527
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.48	$16.13	$16.03	$14.70	$13.80	$14.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.16	$0.21	$0.19	$0.04	$(0.00)(w)
Net realized and unrealized gain (loss)	1.82	(0.99)	0.58	1.57	1.70	(0.40)
Total from investment operations	$1.78	$(0.83)	$0.79	$1.76	$1.74	$(0.40)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.21)	$(0.25)	$(0.05)	$(0.05)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.82)	$(0.69)	$(0.43)	$(0.84)	$(0.35)
Net asset value, end of period (x)	$16.26	$14.48	$16.13	$16.03	$14.70	$13.80
Total return (%) (r)(s)(t)(x)	12.29(n)	(5.79)	5.65	11.99	12.96	(2.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23(a)	1.24	1.23	1.23	1.25	1.20
Expenses after expense reductions (f)(h)	1.00(a)	1.00	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	(0.54)(a)	1.03	1.35	1.19	0.30	(0.01)
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$8,647	$9,202	$10,994	$11,735	$11,035	$10,226
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.91	$16.57	$16.47	$15.08	$14.17	$14.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.32	$0.42	$0.37	$0.26	$0.15
Net realized and unrealized gain (loss)	1.86	(1.00)	0.55	1.60	1.63	(0.41)
Total from investment operations	$1.90	$(0.68)	$0.97	$1.97	$1.89	$(0.26)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.39)	$(0.40)	$(0.19)	$(0.20)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.98)	$(0.87)	$(0.58)	$(0.98)	$(0.50)
Net asset value, end of period (x)	$16.81	$14.91	$16.57	$16.47	$15.08	$14.17
Total return (%) (r)(s)(t)(x)	12.74(n)	(4.81)	6.75	13.11	13.77	(1.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23(a)	0.24	0.23	0.23	0.24	0.20
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.46(a)	1.92	2.55	2.30	1.78	1.09
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$2,738	$1,201	$1,432	$1,622	$1,670	$9,766
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.61	$16.27	$16.16	$14.82	$13.87	$14.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.16	$0.21	$0.18	$0.02	$0.00(w)
Net realized and unrealized gain (loss)	1.83	(1.00)	0.60	1.58	1.73	(0.40)
Total from investment operations	$1.79	$(0.84)	$0.81	$1.76	$1.75	$(0.40)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.22)	$(0.24)	$(0.01)	$(0.05)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.82)	$(0.70)	$(0.42)	$(0.80)	$(0.35)
Net asset value, end of period (x)	$16.40	$14.61	$16.27	$16.16	$14.82	$13.87
Total return (%) (r)(s)(t)(x)	12.25(n)	(5.80)	5.71	11.91	12.96	(2.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23(a)	1.24	1.23	1.23	1.25	1.20
Expenses after expense reductions (f)(h)	1.00(a)	1.00	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	(0.54)(a)	1.01	1.32	1.16	0.17	0.02
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$5,113	$4,153	$4,958	$4,606	$4,130	$5,279
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.70	$16.34	$16.24	$14.88	$13.97	$14.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)	$0.24	$0.31	$0.27	$0.11	$0.08
Net realized and unrealized gain (loss)	1.84	(0.99)	0.57	1.59	1.71	(0.41)
Total from investment operations	$1.84	$(0.75)	$0.88	$1.86	$1.82	$(0.33)
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.30)	$(0.32)	$(0.12)	$(0.13)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.89)	$(0.78)	$(0.50)	$(0.91)	$(0.43)
Net asset value, end of period (x)	$16.54	$14.70	$16.34	$16.24	$14.88	$13.97
Total return (%) (r)(s)(t)(x)	12.52(n)	(5.30)	6.23	12.55	13.46	(2.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73(a)	0.74	0.73	0.73	0.75	0.70
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.49	0.50	0.50	0.50
Net investment income (loss) (l)	(0.03)(a)	1.49	1.92	1.69	0.79	0.58
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$45,043	$48,086	$59,429	$86,042	$82,965	$66,272
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.80	$16.46	$16.37	$15.00	$14.07	$14.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.30	$0.36	$0.31	$0.15	$0.10
Net realized and unrealized gain (loss)	1.85	(1.01)	0.56	1.61	1.72	(0.39)
Total from investment operations	$1.87	$(0.71)	$0.92	$1.92	$1.87	$(0.29)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.35)	$(0.37)	$(0.15)	$(0.17)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.95)	$(0.83)	$(0.55)	$(0.94)	$(0.47)
Net asset value, end of period (x)	$16.67	$14.80	$16.46	$16.37	$15.00	$14.07
Total return (%) (r)(s)(t)(x)	12.64(n)	(5.02)	6.45	12.81	13.76	(1.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48(a)	0.49	0.48	0.48	0.50	0.46
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.24	0.25	0.25	0.25
Net investment income (loss) (l)	0.22(a)	1.82	2.20	1.94	1.03	0.74
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$120,504	$104,521	$89,830	$88,577	$63,409	$49,816
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.94	$16.61	$16.51	$15.11	$14.16	$14.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.34	$0.39	$0.39	$0.19	$0.15
Net realized and unrealized gain (loss)	1.87	(1.02)	0.58	1.58	1.74	(0.41)
Total from investment operations	$1.91	$(0.68)	$0.97	$1.97	$1.93	$(0.26)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.39)	$(0.39)	$(0.19)	$(0.20)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)	(0.30)
Total distributions declared to shareholders	$—	$(0.99)	$(0.87)	$(0.57)	$(0.98)	$(0.50)
Net asset value, end of period (x)	$16.85	$14.94	$16.61	$16.51	$15.11	$14.16
Total return (%) (r)(s)(t)(x)	12.78(n)	(4.84)	6.73	13.09	14.08	(1.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23(a)	0.24	0.23	0.23	0.25	0.20
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.47(a)	2.07	2.36	2.44	1.33	1.07
Portfolio turnover	19(n)	13	17	18	54	6
Net assets at end of period (000 omitted)	$87,478	$144,006	$143,534	$145,328	$174,887	$166,141
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.94	$16.61	$16.51	$15.12	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.36	$0.43	$0.43	$0.04
Net realized and unrealized gain (loss)	1.88	(1.02)	0.56	1.56	1.15
Total from investment operations	$1.93	$(0.66)	$0.99	$1.99	$1.19
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.41)	$(0.42)	$(0.19)
From net realized gain	—	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$—	$(1.01)	$(0.89)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$16.87	$14.94	$16.61	$16.51	$15.12
Total return (%) (r)(s)(t)(x)	12.92(n)	(4.72)	6.89	13.21	8.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09(a)	0.10	0.10	0.10	0.16(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.62(a)	2.20	2.62	2.63	0.43(a)
Portfolio turnover	19(n)	13	17	18	54
Net assets at end of period (000 omitted)	$150,926	$77,824	$75,378	$49,071	$25,793

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.08	$15.53	$15.15	$13.79	$12.52	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.28	$0.32	$0.30	$0.14	$0.11
Net realized and unrealized gain (loss)	1.85	(1.12)	0.57	1.52	1.57	(0.36)
Total from investment operations	$1.85	$(0.84)	$0.89	$1.82	$1.71	$(0.25)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.31)	$(0.35)	$(0.14)	$(0.15)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.61)	$(0.51)	$(0.46)	$(0.44)	$(0.37)
Net asset value, end of period (x)	$15.93	$14.08	$15.53	$15.15	$13.79	$12.52
Total return (%) (r)(s)(t)(x)	13.14(n)	(5.93)	6.45	13.18	13.89	(1.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55(a)	0.57	0.60	0.62	0.69	0.70
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	(0.02)(a)	1.78	2.13	1.99	1.04	0.85
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$14,381	$11,409	$8,749	$7,789	$6,135	$4,576
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.00	$15.43	$15.03	$13.70	$12.44	$13.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.14	$0.20	$0.17	$0.03	$0.00(w)
Net realized and unrealized gain (loss)	1.83	(1.10)	0.59	1.51	1.57	(0.35)
Total from investment operations	$1.77	$(0.96)	$0.79	$1.68	$1.60	$(0.35)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.19)	$(0.24)	$(0.04)	$(0.05)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.47)	$(0.39)	$(0.35)	$(0.34)	$(0.27)
Net asset value, end of period (x)	$15.77	$14.00	$15.43	$15.03	$13.70	$12.44
Total return (%) (r)(s)(t)(x)	12.64(n)	(6.62)	5.71	12.28	13.09	(2.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30(a)	1.32	1.35	1.37	1.43	1.45
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.77)(a)	0.89	1.31	1.15	0.24	0.02
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$765	$724	$919	$948	$746	$593
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.91	$15.35	$14.97	$13.66	$12.42	$13.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.16	$0.20	$0.19	$0.03	$0.01
Net realized and unrealized gain (loss)	1.83	(1.11)	0.58	1.48	1.56	(0.35)
Total from investment operations	$1.77	$(0.95)	$0.78	$1.67	$1.59	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.20)	$(0.25)	$(0.05)	$(0.06)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.49)	$(0.40)	$(0.36)	$(0.35)	$(0.28)
Net asset value, end of period (x)	$15.68	$13.91	$15.35	$14.97	$13.66	$12.42
Total return (%) (r)(s)(t)(x)	12.72(n)	(6.60)	5.70	12.24	13.03	(2.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30(a)	1.32	1.35	1.37	1.44	1.45
Expenses after expense reductions (f)(h)	0.99(a)	0.97	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	(0.76)(a)	1.02	1.37	1.28	0.26	0.04
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$1,725	$1,960	$2,301	$1,966	$1,640	$1,104
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.15	$15.60	$15.22	$13.85	$12.55	$13.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.31	$0.36	$0.33	$0.25	$0.14
Net realized and unrealized gain (loss)	1.86	(1.12)	0.57	1.53	1.51	(0.36)
Total from investment operations	$1.88	$(0.81)	$0.93	$1.86	$1.76	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.35)	$(0.38)	$(0.16)	$(0.17)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.64)	$(0.55)	$(0.49)	$(0.46)	$(0.39)
Net asset value, end of period (x)	$16.03	$14.15	$15.60	$15.22	$13.85	$12.55
Total return (%) (r)(s)(t)(x)	13.29(n)	(5.72)	6.75	13.42	14.34	(1.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29(a)	0.32	0.35	0.37	0.41	0.45
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.23(a)	2.01	2.40	2.24	1.89	1.10
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$1,294	$395	$296	$161	$138	$1,718
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$13.97	$15.41	$15.06	$13.75	$12.51	$13.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.15	$0.23	$0.17	$0.03	$(0.01)
Net realized and unrealized gain (loss)	1.84	(1.11)	0.55	1.52	1.58	(0.34)
Total from investment operations	$1.78	$(0.96)	$0.78	$1.69	$1.61	$(0.35)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.23)	$(0.27)	$(0.07)	$(0.02)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.48)	$(0.43)	$(0.38)	$(0.37)	$(0.24)
Net asset value, end of period (x)	$15.75	$13.97	$15.41	$15.06	$13.75	$12.51
Total return (%) (r)(s)(t)(x)	12.74(n)	(6.67)	5.70	12.27	13.05	(2.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30(a)	1.32	1.35	1.37	1.45	1.43
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.77)(a)	0.98	1.54	1.14	0.22	(0.09)
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$1,308	$995	$1,093	$872	$463	$152
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.00	$15.42	$15.04	$13.71	$12.47	$13.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.20	$0.25	$0.25	$0.12	$0.07
Net realized and unrealized gain (loss)	1.83	(1.07)	0.59	1.51	1.55	(0.36)
Total from investment operations	$1.81	$(0.87)	$0.84	$1.76	$1.67	$(0.29)
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.26)	$(0.32)	$(0.13)	$(0.12)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.55)	$(0.46)	$(0.43)	$(0.43)	$(0.34)
Net asset value, end of period (x)	$15.81	$14.00	$15.42	$15.04	$13.71	$12.47
Total return (%) (r)(s)(t)(x)	12.93(n)	(6.12)	6.15	12.87	13.65	(2.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80(a)	0.82	0.85	0.87	0.95	0.96
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.27)(a)	1.31	1.65	1.70	0.89	0.55
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$13,562	$17,299	$21,895	$20,428	$10,716	$3,583
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.07	$15.52	$15.14	$13.78	$12.52	$13.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.27	$0.32	$0.28	$0.14	$0.10
Net realized and unrealized gain (loss)	1.84	(1.11)	0.57	1.54	1.56	(0.34)
Total from investment operations	$1.84	$(0.84)	$0.89	$1.82	$1.70	$(0.24)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.31)	$(0.35)	$(0.14)	$(0.15)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.61)	$(0.51)	$(0.46)	$(0.44)	$(0.37)
Net asset value, end of period (x)	$15.91	$14.07	$15.52	$15.14	$13.78	$12.52
Total return (%) (r)(s)(t)(x)	13.08(n)	(5.93)	6.49	13.20	13.83	(1.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55(a)	0.57	0.60	0.62	0.69	0.70
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	(0.02)(a)	1.77	2.10	1.87	1.06	0.78
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$81,950	$69,136	$53,767	$42,729	$23,479	$12,721
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.14	$15.58	$15.20	$13.82	$12.54	$13.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.32	$0.35	$0.36	$0.17	$0.13
Net realized and unrealized gain (loss)	1.85	(1.12)	0.57	1.50	1.57	(0.35)
Total from investment operations	$1.87	$(0.80)	$0.92	$1.86	$1.74	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.34)	$(0.37)	$(0.16)	$(0.17)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)	(0.22)
Total distributions declared to shareholders	$—	$(0.64)	$(0.54)	$(0.48)	$(0.46)	$(0.39)
Net asset value, end of period (x)	$16.01	$14.14	$15.58	$15.20	$13.82	$12.54
Total return (%) (r)(s)(t)(x)	13.22(n)	(5.67)	6.73	13.47	14.18	(1.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30(a)	0.32	0.35	0.36	0.44	0.45
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.23(a)	2.04	2.33	2.43	1.27	1.04
Portfolio turnover	25(n)	8	12	30	45	6
Net assets at end of period (000 omitted)	$57,272	$90,453	$83,824	$70,628	$84,597	$58,947
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.14	$15.58	$15.20	$13.83	$13.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.33	$0.36	$0.47	$0.03
Net realized and unrealized gain (loss)	1.85	(1.11)	0.59	1.41	1.06
Total from investment operations	$1.88	$(0.78)	$0.95	$1.88	$1.09
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.37)	$(0.40)	$(0.17)
From net realized gain	—	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$—	$(0.66)	$(0.57)	$(0.51)	$(0.47)
Net asset value, end of period (x)	$16.02	$14.14	$15.58	$15.20	$13.83
Total return (%) (r)(s)(t)(x)	13.30(n)	(5.55)	6.91	13.57	8.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15(a)	0.17	0.21	0.23	0.36(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.39(a)	2.14	2.42	3.11	0.39(a)
Portfolio turnover	25(n)	8	12	30	45
Net assets at end of period (000 omitted)	$91,457	$37,856	$26,219	$15,910	$4,351

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.99	$18.80	$18.30	$16.63	$15.14	$15.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.32	$0.38	$0.33	$0.17	$0.13
Net realized and unrealized gain (loss)	2.23	(1.33)	0.71	1.86	1.89	(0.43)
Total from investment operations	$2.23	$(1.01)	$1.09	$2.19	$2.06	$(0.30)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.37)	$(0.37)	$(0.16)	$(0.18)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.80)	$(0.59)	$(0.52)	$(0.57)	$(0.44)
Net asset value, end of period (x)	$19.22	$16.99	$18.80	$18.30	$16.63	$15.14
Total return (%) (r)(s)(t)(x)	13.13(n)	(5.93)	6.47	13.16	13.89	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55(a)	0.57	0.57	0.58	0.65	0.60
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	(0.02)(a)	1.74	2.11	1.83	1.06	0.88
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$17,321	$14,315	$12,791	$12,353	$11,383	$7,624
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.75	$18.55	$18.07	$16.44	$14.98	$15.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.18	$0.25	$0.20	$0.04	$0.00(w)
Net realized and unrealized gain (loss)	2.19	(1.32)	0.70	1.83	1.88	(0.42)
Total from investment operations	$2.12	$(1.14)	$0.95	$2.03	$1.92	$(0.42)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.25)	$(0.25)	$(0.05)	$(0.06)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.66)	$(0.47)	$(0.40)	$(0.46)	$(0.32)
Net asset value, end of period (x)	$18.87	$16.75	$18.55	$18.07	$16.44	$14.98
Total return (%) (r)(s)(t)(x)	12.66(n)	(6.61)	5.67	12.36	12.99	(2.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30(a)	1.32	1.32	1.33	1.39	1.35
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.78)(a)	0.97	1.39	1.15	0.24	0.02
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$1,469	$1,359	$1,630	$1,270	$1,048	$853
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.65	$18.45	$17.96	$16.35	$14.91	$15.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.17	$0.23	$0.20	$0.04	$(0.00)(w)
Net realized and unrealized gain (loss)	2.19	(1.31)	0.72	1.81	1.87	(0.41)
Total from investment operations	$2.12	$(1.14)	$0.95	$2.01	$1.91	$(0.41)
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.24)	$(0.25)	$(0.06)	$(0.05)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.66)	$(0.46)	$(0.40)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$18.77	$16.65	$18.45	$17.96	$16.35	$14.91
Total return (%) (r)(s)(t)(x)	12.73(n)	(6.66)	5.67	12.30	13.04	(2.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30(a)	1.32	1.32	1.33	1.39	1.35
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.77)(a)	0.94	1.31	1.16	0.28	(0.00)(w)
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$3,354	$3,029	$3,344	$2,775	$2,535	$1,775
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.97	$18.78	$18.29	$16.62	$15.12	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.41	$0.50	$0.41	$0.30	$0.15
Net realized and unrealized gain (loss)	2.23	(1.37)	0.62	1.83	1.81	(0.41)
Total from investment operations	$2.25	$(0.96)	$1.12	$2.24	$2.11	$(0.26)
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.41)	$(0.42)	$(0.20)	$(0.21)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.85)	$(0.63)	$(0.57)	$(0.61)	$(0.47)
Net asset value, end of period (x)	$19.22	$16.97	$18.78	$18.29	$16.62	$15.12
Total return (%) (r)(s)(t)(x)	13.26(n)	(5.71)	6.70	13.47	14.21	(1.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30(a)	0.32	0.32	0.33	0.38	0.35
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.23(a)	2.23	2.73	2.26	1.92	0.97
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$631	$354	$213	$566	$423	$1,560
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.67	$18.46	$17.97	$16.38	$14.94	$15.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.16	$0.25	$0.21	$0.04	$(0.01)
Net realized and unrealized gain (loss)	2.18	(1.30)	0.69	1.82	1.88	(0.40)
Total from investment operations	$2.11	$(1.14)	$0.94	$2.03	$1.92	$(0.41)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.23)	$(0.29)	$(0.07)	$(0.03)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.65)	$(0.45)	$(0.44)	$(0.48)	$(0.29)
Net asset value, end of period (x)	$18.78	$16.67	$18.46	$17.97	$16.38	$14.94
Total return (%) (r)(s)(t)(x)	12.66(n)	(6.64)	5.65	12.35	13.06	(2.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30(a)	1.32	1.32	1.33	1.40	1.34
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.77)(a)	0.90	1.42	1.18	0.26	(0.05)
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$1,505	$1,184	$1,322	$1,052	$606	$316
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.79	$18.55	$18.07	$16.44	$14.98	$15.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.26	$0.34	$0.30	$0.13	$0.09
Net realized and unrealized gain (loss)	2.20	(1.30)	0.69	1.82	1.88	(0.43)
Total from investment operations	$2.17	$(1.04)	$1.03	$2.12	$2.01	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.33)	$(0.34)	$(0.14)	$(0.15)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.72)	$(0.55)	$(0.49)	$(0.55)	$(0.41)
Net asset value, end of period (x)	$18.96	$16.79	$18.55	$18.07	$16.44	$14.98
Total return (%) (r)(s)(t)(x)	12.92(n)	(6.12)	6.18	12.89	13.64	(2.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80(a)	0.82	0.82	0.83	0.90	0.85
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.27)(a)	1.41	1.92	1.67	0.82	0.60
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$23,718	$26,545	$28,575	$46,468	$33,805	$19,041
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.86	$18.67	$18.18	$16.53	$15.05	$15.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.33	$0.38	$0.34	$0.16	$0.11
Net realized and unrealized gain (loss)	2.21	(1.33)	0.70	1.84	1.89	(0.42)
Total from investment operations	$2.21	$(1.00)	$1.08	$2.18	$2.05	$(0.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.37)	$(0.38)	$(0.16)	$(0.18)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.81)	$(0.59)	$(0.53)	$(0.57)	$(0.44)
Net asset value, end of period (x)	$19.07	$16.86	$18.67	$18.18	$16.53	$15.05
Total return (%) (r)(s)(t)(x)	13.11(n)	(5.96)	6.48	13.19	13.91	(1.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55(a)	0.57	0.57	0.58	0.65	0.60
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	(0.02)(a)	1.77	2.10	1.90	1.03	0.76
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$84,195	$70,610	$54,561	$48,180	$27,276	$15,980
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$16.97	$18.77	$18.28	$16.60	$15.11	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.37	$0.42	$0.42	$0.21	$0.16
Net realized and unrealized gain (loss)	2.23	(1.33)	0.70	1.82	1.89	(0.43)
Total from investment operations	$2.25	$(0.96)	$1.12	$2.24	$2.10	$(0.27)
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.41)	$(0.41)	$(0.20)	$(0.21)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)	(0.26)
Total distributions declared to shareholders	$—	$(0.84)	$(0.63)	$(0.56)	$(0.61)	$(0.47)
Net asset value, end of period (x)	$19.22	$16.97	$18.77	$18.28	$16.60	$15.11
Total return (%) (r)(s)(t)(x)	13.26(n)	(5.69)	6.71	13.49	14.15	(1.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30(a)	0.32	0.32	0.33	0.39	0.35
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.23(a)	2.01	2.30	2.35	1.30	1.06
Portfolio turnover	19(n)	8	24	20	52	7
Net assets at end of period (000 omitted)	$56,857	$76,018	$69,834	$70,936	$75,323	$66,990
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$16.97	$18.76	$18.27	$16.60	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.39	$0.44	$0.51	$0.04
Net realized and unrealized gain (loss)	2.22	(1.31)	0.71	1.75	1.26
Total from investment operations	$2.26	$(0.92)	$1.15	$2.26	$1.30
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.44)	$(0.44)	$(0.20)
From net realized gain	—	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$—	$(0.87)	$(0.66)	$(0.59)	$(0.61)
Net asset value, end of period (x)	$19.23	$16.97	$18.76	$18.27	$16.60
Total return (%) (r)(s)(t)(x)	13.32(n)	(5.52)	6.89	13.60	8.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15(a)	0.17	0.18	0.19	0.32(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.39(a)	2.11	2.44	2.82	0.41(a)
Portfolio turnover	19(n)	8	24	20	52
Net assets at end of period (000 omitted)	$85,500	$44,463	$39,175	$23,365	$8,776

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.47	$15.93	$15.45	$14.00	$12.61	$13.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.28	$0.32	$0.29	$0.13	$0.13
Net realized and unrealized gain (loss)	1.90	(1.14)	0.60	1.55	1.59	(0.38)
Total from investment operations	$1.90	$(0.86)	$0.92	$1.84	$1.72	$(0.25)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.31)	$(0.31)	$(0.13)	$(0.14)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.60)	$(0.44)	$(0.39)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$16.37	$14.47	$15.93	$15.45	$14.00	$12.61
Total return (%) (r)(s)(t)(x)	13.13(n)	(5.87)	6.46	13.10	13.80	(1.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67(a)	0.72	0.81	0.92	1.34	1.73
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	(0.02)(a)	1.78	2.08	1.91	1.01	1.00
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$10,123	$7,729	$5,866	$4,833	$3,516	$2,014
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.41	$15.87	$15.39	$13.95	$12.58	$13.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.15	$0.21	$0.18	$0.04	$(0.01)
Net realized and unrealized gain (loss)	1.89	(1.14)	0.60	1.55	1.57	(0.33)
Total from investment operations	$1.83	$(0.99)	$0.81	$1.73	$1.61	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.20)	$(0.21)	$(0.04)	$(0.04)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.47)	$(0.33)	$(0.29)	$(0.24)	$(0.20)
Net asset value, end of period (x)	$16.24	$14.41	$15.87	$15.39	$13.95	$12.58
Total return (%) (r)(s)(t)(x)	12.70(n)	(6.61)	5.65	12.36	12.94	(2.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42(a)	1.48	1.56	1.67	2.09	2.50
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.77)(a)	0.93	1.34	1.22	0.28	(0.06)
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$568	$517	$605	$470	$407	$270
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.29	$15.75	$15.28	$13.86	$12.49	$13.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.14	$0.20	$0.18	$0.03	$(0.00)(w)
Net realized and unrealized gain (loss)	1.87	(1.11)	0.60	1.53	1.58	(0.34)
Total from investment operations	$1.81	$(0.97)	$0.80	$1.71	$1.61	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.20)	$(0.21)	$(0.04)	$(0.05)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.49)	$(0.33)	$(0.29)	$(0.24)	$(0.21)
Net asset value, end of period (x)	$16.10	$14.29	$15.75	$15.28	$13.86	$12.49
Total return (%) (r)(s)(t)(x)	12.67(n)	(6.59)	5.63	12.29	12.98	(2.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42(a)	1.48	1.56	1.67	2.08	2.50
Expenses after expense reductions (f)(h)	1.00(a)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.76)(a)	0.92	1.32	1.19	0.26	(0.00)
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$2,005	$2,126	$2,179	$1,789	$1,284	$1,100
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.49	$15.94	$15.46	$14.00	$12.65	$13.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.32	$0.35	$0.30	$0.26	$0.12
Net realized and unrealized gain (loss)	1.89	(1.14)	0.61	1.58	1.45	(0.34)
Total from investment operations	$1.91	$(0.82)	$0.96	$1.88	$1.71	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.35)	$(0.34)	$(0.16)	$(0.17)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.63)	$(0.48)	$(0.42)	$(0.36)	$(0.33)
Net asset value, end of period (x)	$16.40	$14.49	$15.94	$15.46	$14.00	$12.65
Total return (%) (r)(s)(t)(x)	13.18(n)	(5.65)	6.74	13.40	13.66	(1.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41(a)	0.48	0.56	0.67	1.09	1.50
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.23(a)	1.99	2.29	1.98	2.01	0.94
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$263	$98	$156	$114	$79	$608
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.30	$15.76	$15.32	$13.92	$12.63	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.14	$0.20	$0.17	$0.15	$(0.04)
Net realized and unrealized gain (loss)	1.88	(1.12)	0.60	1.55	1.46	(0.31)
Total from investment operations	$1.82	$(0.98)	$0.80	$1.72	$1.61	$(0.35)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.23)	$(0.24)	$(0.12)	$—
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.48)	$(0.36)	$(0.32)	$(0.32)	$(0.16)
Net asset value, end of period (x)	$16.12	$14.30	$15.76	$15.32	$13.92	$12.63
Total return (%) (r)(s)(t)(x)	12.73(n)	(6.60)	5.65	12.31	12.93	(2.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42(a)	1.48	1.56	1.66	2.08	2.53
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.77)(a)	0.93	1.32	1.13	1.10	(0.31)
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$2,186	$1,597	$1,523	$854	$318	$62
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.39	$15.84	$15.36	$13.94	$12.57	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.22	$0.26	$0.26	$0.11	$0.07
Net realized and unrealized gain (loss)	1.89	(1.12)	0.62	1.53	1.58	(0.36)
Total from investment operations	$1.87	$(0.90)	$0.88	$1.79	$1.69	$(0.29)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.27)	$(0.29)	$(0.12)	$(0.12)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.55)	$(0.40)	$(0.37)	$(0.32)	$(0.28)
Net asset value, end of period (x)	$16.26	$14.39	$15.84	$15.36	$13.94	$12.57
Total return (%) (r)(s)(t)(x)	13.00(n)	(6.12)	6.19	12.82	13.59	(2.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.92(a)	0.98	1.06	1.16	1.60	1.98
Expenses after expense reductions (f)(h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.27)(a)	1.39	1.73	1.73	0.85	0.57
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$14,245	$17,485	$18,695	$15,534	$6,657	$1,855
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.47	$15.93	$15.45	$14.00	$12.61	$13.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.27	$0.32	$0.29	$0.14	$0.10
Net realized and unrealized gain (loss)	1.90	(1.13)	0.60	1.55	1.58	(0.36)
Total from investment operations	$1.90	$(0.86)	$0.92	$1.84	$1.72	$(0.26)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.31)	$(0.31)	$(0.13)	$(0.14)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.60)	$(0.44)	$(0.39)	$(0.33)	$(0.30)
Net asset value, end of period (x)	$16.37	$14.47	$15.93	$15.45	$14.00	$12.61
Total return (%) (r)(s)(t)(x)	13.13(n)	(5.88)	6.46	13.14	13.83	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67(a)	0.73	0.81	0.92	1.34	1.74
Expenses after expense reductions (f)(h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	(0.02)(a)	1.73	2.07	1.89	1.07	0.76
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$46,410	$36,674	$27,658	$21,438	$10,285	$3,915
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17	4/30/16
Net asset value, beginning of period	$14.55	$16.01	$15.53	$14.06	$12.65	$13.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.32	$0.36	$0.37	$0.17	$0.13
Net realized and unrealized gain (loss)	1.90	(1.14)	0.60	1.52	1.60	(0.35)
Total from investment operations	$1.92	$(0.82)	$0.96	$1.89	$1.77	$(0.22)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.35)	$(0.34)	$(0.16)	$(0.17)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)	(0.16)
Total distributions declared to shareholders	$—	$(0.64)	$(0.48)	$(0.42)	$(0.36)	$(0.33)
Net asset value, end of period (x)	$16.47	$14.55	$16.01	$15.53	$14.06	$12.65
Total return (%) (r)(s)(t)(x)	13.20(n)	(5.67)	6.71	13.42	14.14	(1.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42(a)	0.47	0.56	0.67	1.09	1.48
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.23(a)	2.04	2.31	2.43	1.31	1.07
Portfolio turnover	19(n)	11	20	18	45	14
Net assets at end of period (000 omitted)	$30,442	$37,665	$30,137	$26,747	$21,882	$10,776
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.56	$16.01	$15.53	$14.06	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.34	$0.37	$0.49	$0.04
Net realized and unrealized gain (loss)	1.91	(1.13)	0.61	1.42	1.06
Total from investment operations	$1.94	$(0.79)	$0.98	$1.91	$1.10
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.37)	$(0.36)	$(0.16)
From net realized gain	—	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$—	$(0.66)	$(0.50)	$(0.44)	$(0.36)
Net asset value, end of period (x)	$16.50	$14.56	$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	13.32(n)	(5.50)	6.88	13.56	8.44(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27(a)	0.33	0.42	0.52	0.95(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.38(a)	2.16	2.40	3.15	0.44(a)
Portfolio turnover	19(n)	11	20	18	45
Net assets at end of period (000 omitted)	$40,513	$21,065	$16,579	$7,695	$1,726

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.25	$12.26	$11.85	$10.73	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.22	$0.41	$0.25	$0.10
Net realized and unrealized gain (loss)	1.49	(0.89)	0.30	1.16	0.74
Total from investment operations	$1.49	$(0.67)	$0.71	$1.41	$0.84
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.25)	$(0.23)	$(0.11)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.30)	$(0.29)	$(0.11)
Net asset value, end of period (x)	$12.74	$11.25	$12.26	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	13.24(n)	(5.83)	6.47	13.19	8.45(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18(a)	1.84	4.01	9.75	15.07(a)
Expenses after expense reductions (f)(h)	0.25(a)	0.22	0.20	0.16	0.12(a)
Net investment income (loss) (l)	(0.02)(a)	1.81	3.49	2.17	2.42(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$3,880	$2,879	$1,362	$306	$59
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class B	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.24	$12.25	$11.82	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.12	$0.17	$0.14	$0.07
Net realized and unrealized gain (loss)	1.48	(0.89)	0.48	1.19	0.73
Total from investment operations	$1.43	$(0.77)	$0.65	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.17)	$(0.15)	$(0.10)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.24)	$(0.22)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$12.67	$11.24	$12.25	$11.82	$10.70
Total return (%) (r)(s)(t)(x)	12.72(n)	(6.53)	5.78	12.39	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.93(a)	2.65	4.98	11.79	15.87(a)
Expenses after expense reductions (f)(h)	1.00(a)	0.97	0.95	0.90	0.87(a)
Net investment income (loss) (l)	(0.77)(a)	0.99	1.44	1.26	1.76(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$153	$137	$149	$73	$55
	Six months ended	Year ended
Class C	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.18	$12.21	$11.81	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.13	$0.20	$0.14	$0.07
Net realized and unrealized gain (loss)	1.48	(0.89)	0.44	1.19	0.73
Total from investment operations	$1.43	$(0.76)	$0.64	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.19)	$(0.16)	$(0.10)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.27)	$(0.24)	$(0.22)	$(0.10)
Net asset value, end of period (x)	$12.61	$11.18	$12.21	$11.81	$10.70
Total return (%) (r)(s)(t)(x)	12.79(n)	(6.53)	5.75	12.38	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.93(a)	2.61	4.88	11.46	15.81(a)
Expenses after expense reductions (f)(h)	1.00(a)	0.96	0.95	0.90	0.87(a)
Net investment income (loss) (l)	(0.77)(a)	1.11	1.68	1.24	1.68(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$539	$432	$283	$107	$60
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class I	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.32	$12.32	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.23	$0.28	$0.26	$0.11
Net realized and unrealized gain (loss)	1.50	(0.87)	0.47	1.19	0.74
Total from investment operations	$1.51	$(0.64)	$0.75	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.83	$11.32	$12.32	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	13.34(n)	(5.58)	6.76	13.50	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.92(a)	1.60	4.04	11.01	14.88(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.23(a)	1.86	2.37	2.23	2.76(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$148	$103	$66	$62	$54
	Six months ended	Year ended
Class R1	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.28	$12.28	$11.83	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.12	$0.16	$0.14	$0.07
Net realized and unrealized gain (loss)	1.49	(0.88)	0.48	1.19	0.73
Total from investment operations	$1.44	$(0.76)	$0.64	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.14)	$(0.14)	$(0.10)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.24)	$(0.19)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.72	$11.28	$12.28	$11.83	$10.70
Total return (%) (r)(s)(t)(x)	12.77(n)	(6.46)	5.69	12.41	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.93(a)	2.65	5.04	12.02	15.88(a)
Expenses after expense reductions (f)(h)	1.00(a)	0.97	0.95	0.90	0.87(a)
Net investment income (loss) (l)	(0.77)(a)	0.99	1.36	1.23	1.76(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$68	$60	$64	$61	$54
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R2	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.25	$12.25	$11.84	$10.72	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.17	$0.27	$0.18	$0.09
Net realized and unrealized gain (loss)	1.49	(0.87)	0.42	1.21	0.73
Total from investment operations	$1.47	$(0.70)	$0.69	$1.39	$0.82
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.23)	$(0.21)	$(0.10)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.30)	$(0.28)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$12.72	$11.25	$12.25	$11.84	$10.72
Total return (%) (r)(s)(t)(x)	13.07(n)	(6.03)	6.29	12.92	8.32(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42(a)	2.13	4.31	10.36	15.38(a)
Expenses after expense reductions (f)(h)	0.50(a)	0.47	0.45	0.41	0.37(a)
Net investment income (loss) (l)	(0.27)(a)	1.39	2.34	1.56	2.26(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$1,420	$980	$797	$151	$54
	Six months ended	Year ended
Class R3	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.27	$12.28	$11.85	$10.73	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.24	$0.24	$0.25	$0.10
Net realized and unrealized gain (loss)	1.49	(0.90)	0.48	1.17	0.74
Total from investment operations	$1.49	$(0.66)	$0.72	$1.42	$0.84
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.24)	$(0.24)	$(0.11)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.35)	$(0.29)	$(0.30)	$(0.11)
Net asset value, end of period (x)	$12.76	$11.27	$12.28	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	13.22(n)	(5.78)	6.48	13.21	8.45(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17(a)	1.80	4.15	9.15	14.31(a)
Expenses after expense reductions (f)(h)	0.25(a)	0.22	0.20	0.16	0.12(a)
Net investment income (loss) (l)	(0.02)(a)	1.99	2.04	2.11	2.41(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$11,201	$7,252	$2,505	$1,203	$88
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Six months ended	Year ended
Class R4	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.31	$12.31	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.28	$0.31	$0.30	$0.11
Net realized and unrealized gain (loss)	1.50	(0.92)	0.43	1.15	0.74
Total from investment operations	$1.51	$(0.64)	$0.74	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.82	$11.31	$12.31	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	13.35(n)	(5.55)	6.72	13.51	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.93(a)	1.55	3.79	8.82	14.88(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.23(a)	2.29	2.63	2.54	2.75(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$5,357	$4,568	$1,524	$356	$55
	Six months ended	Year ended
Class R6	10/31/20 (unaudited)	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.33	$12.33	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.27	$0.29	$0.25	$0.11
Net realized and unrealized gain (loss)	1.49	(0.90)	0.48	1.20	0.74
Total from investment operations	$1.52	$(0.63)	$0.77	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.27)	$(0.25)	$(0.11)
From net realized gain	—	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$—	$(0.37)	$(0.32)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$12.85	$11.33	$12.33	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	13.42(n)	(5.50)	6.95	13.51	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.76(a)	1.48	3.80	10.10	14.87(a)
Expenses after expense reductions (f)(h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.39(a)	2.21	2.43	2.18	2.76(a)
Portfolio turnover	20(n)	9	34	37	2(n)
Net assets at end of period (000 omitted)	$14,538	$7,641	$3,309	$1,268	$543

See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on each fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales

Notes to Financial Statements (unaudited) - continued
reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2020 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$639,519,807	$—	$—	$639,519,807
MFS Lifetime 2020 Fund
Financial Instruments
Mutual Funds	$357,260,912	$—	$—	$357,260,912
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$416,332,960	$—	$—	$416,332,960

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$662,024,146	$—	$—	$662,024,146
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$372,425,336	$—	$—	$372,425,336
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$468,588,662	$—	$—	$468,588,662
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$263,756,086	$—	$—	$263,756,086
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$274,606,377	$—	$—	$274,606,377
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$146,726,527	$—	$—	$146,726,527
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$37,276,823	$—	$—	$37,276,823
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$15,159,683	$9,562,168	$7,461,279	$14,729,384	$6,728,265
Long-term capital gains	5,877,493	6,800,144	4,100,016	17,800,074	6,210,105
Total distributions	$21,037,176	$16,362,312	$11,561,295	$32,529,458	$12,938,370
Year ended 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,530,309	$4,289,230	$4,501,307	$2,125,062	$354,104
Long-term capital gains	15,037,104	4,912,070	5,745,059	2,432,029	179,506
Total distributions	$25,567,413	$9,201,300	$10,246,366	$4,557,091	$533,610
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$570,979,033	$317,266,210	$374,422,560	$545,797,796	$318,408,524
Gross appreciation	69,664,712	40,345,960	42,063,296	117,477,776	54,196,442
Gross depreciation	(1,123,938)	(351,258)	(152,896)	(1,251,426)	(179,630)
Net unrealized appreciation (depreciation)	$68,540,774	$39,994,702	$41,910,400	$116,226,350	$54,016,812
As of 4/30/20
Undistributed ordinary income	131,749	1,737,611	1,938,625	2,400,147	563,184
Undistributed long-term capital gain	2,485,723	4,234,028	2,179,262	6,913,607	3,424,401
Other temporary differences	(795,225)	—	—	—	—
Net unrealized appreciation (depreciation)	36,570,375	23,211,817	16,002,589	66,539,420	10,715,356
As of 10/31/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Cost of investments	$358,031,895	$221,311,974	$227,103,796	$128,139,999	$35,046,398
Gross appreciation	111,361,995	42,676,205	48,052,836	18,761,030	2,256,987
Gross depreciation	(805,228)	(232,093)	(550,255)	(174,502)	(26,562)
Net unrealized appreciation (depreciation)	$110,556,767	$42,444,112	$47,502,581	$18,586,528	$2,230,425
As of 4/30/20
Undistributed ordinary income	303,687	83,270	89,836	44,701	10,863
Undistributed long-term capital gain	5,834,808	2,889,134	2,964,098	1,501,283	226,264
Net unrealized appreciation (depreciation)	58,740,322	5,719,994	14,477,695	(1,451,499)	(1,508,608)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized

Notes to Financial Statements (unaudited) - continued
and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. On October 2, 2020, the fund announced that effective December 21, 2020, the time period will be shortened for the automatic conversion of Class C and Class 529C shares to Class A and Class 529A shares, respectively, of the same fund, from approximately ten years to approximately eight years after purchase. On or about December 21, 2020, any Class C and Class 529C shares that have an original purchase date of December 31, 2012 or earlier will convert to Class A and Class 529A shares, respectively, of the same fund. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six Months Ended 10/31/20	Year Ended 4/30/20	Six Months Ended 10/31/20	Year Ended 4/30/20	Six Months Ended 10/31/20	Year Ended 4/30/20
Class A	$1,098,933	$4,407,821	$—	$1,999,361	$—	$777,253
Class B	24,194	218,127	—	117,080	—	47,836
Class C	446,203	3,022,560	—	459,121	—	107,535
Class I	358,839	1,339,749	—	100,576	—	56,795
Class R1	10,652	81,286	—	134,890	—	51,474
Class R2	103,469	542,189	—	1,765,644	—	891,461
Class R3	589,140	2,427,903	—	4,245,484	—	3,272,003
Class R4	316,310	1,747,049	—	4,064,720	—	4,107,186
Class R6	634,641	1,463,758	—	3,475,436	—	2,249,752
Class 529A	1,083,634	4,597,821	—	—	—	—
Class 529B	19,295	140,761	—	—	—	—
Class 529C	138,159	1,048,152	—	—	—	—
Total	$4,823,469	$21,037,176	$—	$16,362,312	$—	$11,561,295
	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six Months Ended 10/31/20	Year Ended 4/30/20	Six Months Ended 10/31/20	Year Ended 4/30/20	Six Months Ended 10/31/20	Year Ended 4/30/20
Class A	$—	$3,607,326	$—	$709,204	$—	$2,423,402
Class B	—	344,130	—	45,965	—	209,405
Class C	—	659,315	—	96,504	—	510,136
Class I	—	127,203	—	36,169	—	71,232
Class R1	—	379,131	—	54,932	—	226,033
Class R2	—	3,593,363	—	987,675	—	2,844,840
Class R3	—	8,333,046	—	3,552,699	—	5,824,292
Class R4	—	9,167,036	—	5,061,792	—	8,910,957
Class R6	—	6,318,908	—	2,393,430	—	4,547,116
Total	$—	$32,529,458	$—	$12,938,370	$—	$25,567,413

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six Months Ended 10/31/20	Year Ended 4/30/20	Six Months Ended 10/31/20	Year Ended 4/30/20	Six Months Ended 10/31/20	Year Ended 4/30/20
Class A	$—	$428,168	$—	$617,761	$—	$273,957
Class B	—	24,535	—	59,161	—	17,232
Class C	—	71,451	—	116,858	—	68,852
Class I	—	15,774	—	15,361	—	4,553
Class R1	—	34,430	—	42,823	—	46,392
Class R2	—	654,420	—	1,074,074	—	635,025
Class R3	—	2,619,895	—	2,897,038	—	1,249,916
Class R4	—	3,908,511	—	3,480,585	—	1,459,561
Class R6	—	1,444,116	—	1,942,705	—	801,603
Total	$—	$9,201,300	$—	$10,246,366	$—	$4,557,091
	MFS Lifetime 2060 Fund
	Six Months Ended 10/31/20	Year Ended 4/30/20
Class A	$—	$55,465
Class B	—	2,927
Class C	—	9,126
Class I	—	2,134
Class R1	—	1,250
Class R2	—	22,290
Class R3	—	169,401
Class R4	—	104,930
Class R6	—	166,087
Total	$—	$533,610
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2020, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$664,226	$376,527	$383,594	$561,128	$389,793	$463,331	$338,102	$350,078	$280,372	$142,919
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2021. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Lifetime Income Fund	$3,981	$4,313
MFS Lifetime 2020 Fund	3,518	—
MFS Lifetime 2025 Fund	6,938	—
MFS Lifetime 2030 Fund	11,873	—
MFS Lifetime 2035 Fund	6,956	—
MFS Lifetime 2040 Fund	11,955	—
MFS Lifetime 2045 Fund	8,711	—
MFS Lifetime 2050 Fund	8,976	—
MFS Lifetime 2055 Fund	6,436	—
MFS Lifetime 2060 Fund	4,291	—
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$168,911
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	52,820
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.24%	33,770
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	89,612
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	28,957
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	57,917
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	16,857
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	20,879
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	11,749
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	4,484
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$26,872
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	11,945
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	0.99%	8,112
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	32,760
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	7,621
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	18,562
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	3,962
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	7,405
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	2,846
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	765

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$496,976
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	48,290
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	21,068
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	70,498
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	14,293
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	48,731
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	0.99%	9,915
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	17,116
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	10,754
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	2,576
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$11,805
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	15,024
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	11,048
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	40,487
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	11,138
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	24,236
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	6,108
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	7,108
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	10,034
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	336
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$37,362
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	95,138
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	71,063
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	177,672
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	73,921
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	134,124
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	47,892
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	72,323
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	49,694
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	3,220
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$90,529
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	112,996
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	128,475
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	217,123
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	135,214
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	151,673
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	102,072
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	102,805
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	56,302
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	11,861

Notes to Financial Statements (unaudited) - continued
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$170,339
	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.87%	$19,731
	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$163,109
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$1,185,634	$336,213	$273,536	$628,152	$271,144
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$435,243	$186,806	$227,636	$141,379	$23,242
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2020, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,634	$779	$1,032	$745	$250
Class B	10	18	41	66	1
Class C	144	17	2	67	47
Class R2	84	28	—	217	—
Class R3	1	8	1	7	40
Class 529A	9,627	N/A	N/A	N/A	N/A
Class 529B	271	N/A	N/A	N/A	N/A
Class 529C	751	N/A	N/A	N/A	N/A
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$766	$64	$129	$41	$5
Class B	58	2	7	—	—
Class C	66	144	17	44	9
Class R2	35	—	179	—	—
Class R3	137	—	120	11	—
For the MFS Lifetime Income Fund, for the period from October 1, 2020 through October 31, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2020, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$2,551	$85	$9	$283	$54
Class B	320	984	507	2,901	353
Class C	2,758	269	255	503	491
Class 529C	129	N/A	N/A	N/A	N/A
CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$325	$239	$218	$195	$252
Class B	1,418	271	816	271	—
Class C	98	153	459	167	155
The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the six months ended October 31, 2020, were as follows:
Fee
Class 529A	$34,068
Class 529B	1,119
Class 529C	8,155
Total Program Manager Fees	$43,342
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2020, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$124,628	$14,708	$14,125	$26,790	$16,545
Percentage of average daily net assets	0.0389%	0.0083%	0.0070%	0.0080%	0.0087%
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$24,584	$16,068	$19,476	$19,830	$6,745
Percentage of average daily net assets	0.0103%	0.0121%	0.0144%	0.0270%	0.0407%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$328,187	$228,020	$239,096	$381,177	$243,533	$305,342	$195,391	$204,025	$138,585	$25,154

Notes to Financial Statements (unaudited) - continued
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2020 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0028%	0.0050%	0.0044%	0.0026%	0.0046%
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0037%	0.0066%	0.0065%	0.0120%	0.0533%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At October 31, 2020, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund.
(4)  Portfolio Securities
For the six months ended October 31, 2020, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$50,680,249	$82,686,842	$127,020,548	$134,310,585	$91,403,436
Sales	$46,922,711	$71,726,791	$68,020,968	$133,071,984	$93,035,088
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$89,981,165	$57,574,918	$57,403,284	$31,435,469	$16,181,623
Sales	$109,527,495	$64,870,703	$51,452,468	$26,633,757	$6,356,471

Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,462,653	$18,845,779	3,266,456	$41,112,670	327,258	$4,404,668	551,418	$7,202,734
Class B	6,269	82,253	13,621	171,648	3,230	43,982	8,002	106,008
Class C	307,346	3,977,943	695,255	8,686,803	19,295	251,268	68,106	879,761
Class I	518,931	6,710,888	566,902	7,083,823	151,000	2,024,960	55,186	700,017
Class R1	13,757	178,094	55,361	689,078	23,610	313,742	97,071	1,270,011
Class R2	143,952	1,854,071	424,928	5,356,077	461,980	6,223,095	796,150	10,422,891
Class R3	848,999	11,084,087	2,631,438	33,012,419	1,108,242	14,879,578	2,524,929	33,310,873
Class R4	185,385	2,388,899	601,664	7,607,361	375,420	5,047,421	1,230,841	16,285,674
Class R6	2,889,562	37,203,471	1,493,085	18,879,867	5,806,335	78,505,110	1,777,228	23,536,474
Class 529A	3,812,257	40,526,018	7,163,201	73,349,435	—	—	—	—
Class 529B	70,580	751,991	294,372	3,015,190	—	—	—	—
Class 529C	963,830	10,216,599	1,806,166	18,556,752	—	—	—	—
	11,223,521	$133,820,093	19,012,449	$217,521,123	8,276,370	$111,693,824	7,108,931	$93,714,443
Shares issued to shareholders in reinvestment of distributions
Class A	81,731	$1,059,880	340,931	$4,318,717	—	$—	145,572	$1,909,905
Class B	1,823	23,596	16,816	213,554	—	—	8,724	114,198
Class C	33,986	440,039	233,822	2,968,147	—	—	31,284	402,623
Class I	23,039	299,018	87,698	1,110,727	—	—	7,044	93,047
Class R1	819	10,611	6,379	81,061	—	—	10,289	134,890
Class R2	7,520	97,514	39,037	495,011	—	—	127,355	1,661,981
Class R3	45,396	588,769	191,514	2,426,503	—	—	323,589	4,245,484
Class R4	24,372	315,470	137,906	1,745,726	—	—	307,700	4,064,720
Class R6	44,562	581,270	102,113	1,295,716	—	—	240,738	3,175,331
Class 529A	100,861	1,067,966	440,968	4,570,456	—	—	—	—
Class 529B	1,801	19,041	13,493	140,127	—	—	—	—
Class 529C	12,733	134,704	100,370	1,042,074	—	—	—	—
	378,643	$4,637,878	1,711,047	$20,407,819	—	$—	1,202,295	$15,802,179
Shares reacquired
Class A	(1,186,869)	$(15,359,959)	(2,509,713)	$(31,302,968)	(420,459)	$(5,670,627)	(942,079)	$(12,227,555)
Class B	(110,198)	(1,420,437)	(295,615)	(3,696,440)	(38,640)	(510,623)	(63,311)	(802,794)
Class C	(1,044,862)	(13,539,536)	(2,029,587)	(25,308,469)	(240,319)	(3,162,418)	(196,734)	(2,531,929)
Class I	(265,260)	(3,414,028)	(641,812)	(7,985,546)	(8,842)	(122,018)	(70,651)	(921,928)
Class R1	(73,516)	(964,897)	(179,552)	(2,250,516)	(79,151)	(1,038,369)	(191,982)	(2,449,708)
Class R2	(352,068)	(4,619,530)	(873,315)	(10,977,195)	(848,041)	(11,454,926)	(1,664,019)	(21,676,574)
Class R3	(880,336)	(11,452,319)	(1,751,389)	(22,029,179)	(2,084,978)	(28,110,286)	(1,973,700)	(25,716,896)
Class R4	(1,215,350)	(15,285,186)	(1,202,527)	(14,989,584)	(2,516,047)	(33,420,924)	(2,039,228)	(26,793,723)
Class R6	(812,292)	(10,569,143)	(884,537)	(11,053,808)	(1,239,909)	(16,830,466)	(2,100,510)	(27,583,050)
Class 529A	(3,602,251)	(38,304,802)	(5,602,235)	(57,394,727)	—	—	—	—
Class 529B	(155,320)	(1,648,587)	(291,128)	(2,973,342)	—	—	—	—
Class 529C	(1,131,556)	(12,009,980)	(2,164,819)	(21,976,096)	—	—	—	—
	(10,829,878)	$(128,588,404)	(18,426,229)	$(211,937,870)	(7,476,386)	$(100,320,657)	(9,242,214)	$(120,704,157)

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2020 Fund − continued
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	357,515	$4,545,700	1,097,674	$14,128,419	(93,201)	$(1,265,959)	(245,089)	$(3,114,916)
Class B	(102,106)	(1,314,588)	(265,178)	(3,311,238)	(35,410)	(466,641)	(46,585)	(582,588)
Class C	(703,530)	(9,121,554)	(1,100,510)	(13,653,519)	(221,024)	(2,911,150)	(97,344)	(1,249,545)
Class I	276,710	3,595,878	12,788	209,004	142,158	1,902,942	(8,421)	(128,864)
Class R1	(58,940)	(776,192)	(117,812)	(1,480,377)	(55,541)	(724,627)	(84,622)	(1,044,807)
Class R2	(200,596)	(2,667,945)	(409,350)	(5,126,107)	(386,061)	(5,231,831)	(740,514)	(9,591,702)
Class R3	14,059	220,537	1,071,563	13,409,743	(976,736)	(13,230,708)	874,818	11,839,461
Class R4	(1,005,593)	(12,580,817)	(462,957)	(5,636,497)	(2,140,627)	(28,373,503)	(500,687)	(6,443,329)
Class R6	2,121,832	27,215,598	710,661	9,121,775	4,566,426	61,674,644	(82,544)	(871,245)
Class 529A	310,867	3,289,182	2,001,934	20,525,164	—	—	—	—
Class 529B	(82,939)	(877,555)	16,737	181,975	—	—	—	—
Class 529C	(154,993)	(1,658,677)	(258,283)	(2,377,270)	—	—	—	—
	772,286	$9,869,567	2,297,267	$25,991,072	799,984	$11,373,167	(930,988)	$(11,187,535)
	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	226,803	$3,113,452	729,452	$9,492,890	397,855	$6,351,147	986,081	$15,470,303
Class B	1,117	15,633	23,351	306,765	319	4,998	10,127	152,796
Class C	43,861	586,276	59,063	779,383	45,965	707,925	130,665	2,005,222
Class I	165,205	2,261,547	31,666	416,897	112,847	1,805,132	38,225	597,580
Class R1	43,681	587,830	95,299	1,244,387	68,818	1,079,064	180,571	2,815,251
Class R2	275,193	3,742,859	726,458	9,581,179	484,888	7,579,258	1,196,753	18,461,871
Class R3	1,410,457	19,362,732	3,411,078	45,118,953	1,761,402	28,088,051	3,648,083	56,872,959
Class R4	778,036	10,642,549	1,941,059	25,706,963	814,296	12,928,003	2,584,993	40,828,337
Class R6	8,774,652	118,859,158	2,460,279	32,479,994	7,709,242	122,776,420	2,741,727	42,757,924
	11,719,005	$159,172,036	9,477,705	$125,127,411	11,395,632	$181,319,998	11,517,225	$179,962,243
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	53,186	$715,889	—	$—	212,292	$3,388,181
Class B	—	—	3,575	47,836	—	—	21,188	334,351
Class C	—	—	7,659	102,011	—	—	37,414	586,649
Class I	—	—	4,008	54,103	—	—	7,338	117,629
Class R1	—	—	3,843	51,474	—	—	23,980	379,131
Class R2	—	—	65,063	872,509	—	—	216,849	3,430,557
Class R3	—	—	243,453	3,272,003	—	—	523,432	8,333,046
Class R4	—	—	303,787	4,107,186	—	—	570,955	9,163,831
Class R6	—	—	144,130	1,947,198	—	—	328,144	5,266,709
	—	$—	828,704	$11,170,209	—	$—	1,941,592	$31,000,084

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund − continued				MFS Lifetime 2030 Fund − continued
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(394,478)	$(5,404,734)	(227,378)	$(2,955,071)	(714,043)	$(11,401,235)	(709,987)	$(10,984,153)
Class B	(24,624)	(333,939)	(13,869)	(179,418)	(62,957)	(979,832)	(148,403)	(2,257,269)
Class C	(48,746)	(656,481)	(85,900)	(1,107,846)	(130,149)	(2,028,115)	(260,356)	(4,011,249)
Class I	(78,266)	(1,078,117)	(16,598)	(208,720)	(21,339)	(338,774)	(28,223)	(443,971)
Class R1	(24,435)	(328,702)	(70,668)	(894,736)	(43,947)	(694,317)	(190,380)	(2,804,203)
Class R2	(721,869)	(10,005,549)	(1,481,523)	(19,592,729)	(1,477,078)	(23,850,164)	(1,895,433)	(29,252,656)
Class R3	(1,507,743)	(20,729,046)	(2,037,563)	(26,521,302)	(2,169,268)	(34,847,935)	(2,753,800)	(42,397,218)
Class R4	(3,247,276)	(43,850,113)	(2,058,601)	(26,749,852)	(5,081,853)	(78,251,177)	(2,173,337)	(33,754,982)
Class R6	(1,251,029)	(17,432,469)	(1,083,003)	(14,165,093)	(1,665,581)	(26,936,195)	(2,079,274)	(31,910,986)
	(7,298,466)	$(99,819,150)	(7,075,103)	$(92,374,767)	(11,366,215)	$(179,327,744)	(10,239,193)	$(157,816,687)
Net change
Class A	(167,675)	$(2,291,282)	555,260	$7,253,708	(316,188)	$(5,050,088)	488,386	$7,874,331
Class B	(23,507)	(318,306)	13,057	175,183	(62,638)	(974,834)	(117,088)	(1,770,122)
Class C	(4,885)	(70,205)	(19,178)	(226,452)	(84,184)	(1,320,190)	(92,277)	(1,419,378)
Class I	86,939	1,183,430	19,076	262,280	91,508	1,466,358	17,340	271,238
Class R1	19,246	259,128	28,474	401,125	24,871	384,747	14,171	390,179
Class R2	(446,676)	(6,262,690)	(690,002)	(9,139,041)	(992,190)	(16,270,906)	(481,831)	(7,360,228)
Class R3	(97,286)	(1,366,314)	1,616,968	21,869,654	(407,866)	(6,759,884)	1,417,715	22,808,787
Class R4	(2,469,240)	(33,207,564)	186,245	3,064,297	(4,267,557)	(65,323,174)	982,611	16,237,186
Class R6	7,523,623	101,426,689	1,521,406	20,262,099	6,043,661	95,840,225	990,597	16,113,647
	4,420,539	$59,352,886	3,231,306	$43,922,853	29,417	$1,992,254	3,219,624	$53,145,640
	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	176,384	$2,700,512	575,789	$8,324,870	307,562	$5,096,763	758,651	$12,168,952
Class B	—	—	2,707	40,863	—	—	11,905	195,211
Class C	22,413	335,303	68,741	1,012,699	32,404	514,084	85,686	1,356,141
Class I	31,180	475,952	10,621	153,597	85,521	1,412,866	22,790	358,662
Class R1	36,961	555,305	62,635	924,785	67,451	1,086,203	94,132	1,515,916
Class R2	286,818	4,357,926	749,806	11,143,765	415,562	6,767,002	1,015,038	16,470,147
Class R3	1,422,198	21,904,065	3,565,321	53,768,520	1,734,577	28,697,154	2,760,201	44,991,464
Class R4	550,335	8,394,191	1,990,015	29,925,113	711,253	11,597,295	1,845,398	30,374,833
Class R6	5,351,018	80,756,399	2,066,400	30,909,296	4,562,485	75,259,043	1,811,518	29,720,610
	7,877,307	$119,479,653	9,092,035	$136,203,508	7,916,815	$130,430,410	8,405,319	$137,151,936
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	40,006	$625,299	—	$—	127,872	$2,166,154
Class B	—	—	2,909	45,298	—	—	12,310	207,426
Class C	—	—	5,997	92,830	—	—	27,560	458,038
Class I	—	—	2,147	33,602	—	—	3,552	60,556
Class R1	—	—	3,526	54,932	—	—	13,479	226,032
Class R2	—	—	62,038	967,788	—	—	163,758	2,757,697
Class R3	—	—	227,155	3,552,699	—	—	343,819	5,824,292
Class R4	—	—	322,202	5,061,792	—	—	521,415	8,910,957
Class R6	—	—	122,179	1,919,425	—	—	200,167	3,418,857
	—	$—	788,159	$12,353,665	—	$—	1,413,932	$24,030,009

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund − continued				MFS Lifetime 2040 Fund − continued
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(120,616)	$(1,860,187)	(245,978)	$(3,478,531)	(451,497)	$(7,524,863)	(285,844)	$(4,615,026)
Class B	(3,281)	(50,605)	(15,526)	(236,115)	(40,799)	(671,255)	(61,363)	(983,185)
Class C	(28,006)	(414,705)	(66,238)	(980,162)	(135,829)	(2,221,469)	(159,431)	(2,499,292)
Class I	(24,850)	(376,807)	(17,387)	(244,654)	(3,293)	(56,042)	(32,172)	(534,938)
Class R1	(15,919)	(242,430)	(103,247)	(1,530,349)	(39,884)	(651,064)	(128,168)	(2,042,716)
Class R2	(925,091)	(14,669,248)	(1,068,073)	(15,897,812)	(963,947)	(16,316,506)	(1,544,188)	(25,166,336)
Class R3	(1,662,960)	(25,801,958)	(1,563,123)	(23,235,833)	(1,570,337)	(26,153,439)	(1,495,831)	(24,235,075)
Class R4	(4,524,382)	(67,412,618)	(1,348,391)	(19,730,521)	(5,159,267)	(81,929,791)	(1,369,698)	(22,174,301)
Class R6	(644,538)	(9,910,858)	(685,781)	(10,214,612)	(823,303)	(13,885,978)	(1,341,542)	(21,682,859)
	(7,949,643)	$(120,739,416)	(5,113,744)	$(75,548,589)	(9,188,156)	$(149,410,407)	(6,418,237)	$(103,933,728)
Net change
Class A	55,768	$840,325	369,817	$5,471,638	(143,935)	$(2,428,100)	600,679	$9,720,080
Class B	(3,281)	(50,605)	(9,910)	(149,954)	(40,799)	(671,255)	(37,148)	(580,548)
Class C	(5,593)	(79,402)	8,500	125,367	(103,425)	(1,707,385)	(46,185)	(685,113)
Class I	6,330	99,145	(4,619)	(57,455)	82,228	1,356,824	(5,830)	(115,720)
Class R1	21,042	312,875	(37,086)	(550,632)	27,567	435,139	(20,557)	(300,768)
Class R2	(638,273)	(10,311,322)	(256,229)	(3,786,259)	(548,385)	(9,549,504)	(365,392)	(5,938,492)
Class R3	(240,762)	(3,897,893)	2,229,353	34,085,386	164,240	2,543,715	1,608,189	26,580,681
Class R4	(3,974,047)	(59,018,427)	963,826	15,256,384	(4,448,014)	(70,332,496)	997,115	17,111,489
Class R6	4,706,480	70,845,541	1,502,798	22,614,109	3,739,182	61,373,065	670,143	11,456,608
	(72,336)	$(1,259,763)	4,766,450	$73,008,584	(1,271,341)	$(18,979,997)	3,401,014	$57,248,217
	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	155,593	$2,449,796	310,028	$4,776,747	155,043	$2,969,140	268,596	$4,966,014
Class B	—	—	184	2,793	1,598	31,146	4,676	83,717
Class C	11,146	172,529	33,496	481,515	15,221	278,878	31,480	576,145
Class I	53,645	837,719	10,584	166,000	15,049	286,622	12,630	237,605
Class R1	20,644	317,375	41,336	625,050	19,710	368,164	37,238	677,052
Class R2	197,328	3,033,179	483,723	7,427,045	225,174	4,182,560	619,064	11,324,889
Class R3	1,220,697	19,295,849	2,226,739	34,384,000	1,033,969	19,595,610	1,812,124	33,532,786
Class R4	547,268	8,532,918	1,678,897	26,064,119	539,644	10,081,621	1,307,695	24,325,814
Class R6	3,562,444	55,350,046	1,283,852	19,771,943	2,378,698	44,862,147	976,734	18,125,477
	5,768,765	$89,989,411	6,068,839	$93,699,212	4,384,106	$82,655,888	5,070,237	$93,849,499
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	22,227	$362,073	—	$—	30,170	$593,134
Class B	—	—	1,512	24,535	—	—	3,046	59,161
Class C	—	—	3,642	58,739	—	—	5,814	112,273
Class I	—	—	964	15,774	—	—	783	15,361
Class R1	—	—	2,124	34,430	—	—	2,215	42,823
Class R2	—	—	39,627	641,963	—	—	53,322	1,036,054
Class R3	—	—	161,026	2,619,895	—	—	148,567	2,897,038
Class R4	—	—	239,199	3,908,511	—	—	177,490	3,480,585
Class R6	—	—	71,496	1,167,526	—	—	82,287	1,612,812
	—	$—	541,817	$8,833,446	—	$—	503,694	$9,849,241

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund − continued				MFS Lifetime 2050 Fund − continued
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(62,906)	$(980,779)	(85,346)	$(1,328,976)	(96,323)	$(1,852,325)	(136,726)	$(2,479,910)
Class B	(3,178)	(51,573)	(9,537)	(144,314)	(4,909)	(91,194)	(14,400)	(229,224)
Class C	(42,030)	(655,493)	(46,126)	(699,946)	(18,404)	(349,814)	(36,692)	(648,180)
Class I	(811)	(12,368)	(2,602)	(39,626)	(3,064)	(60,760)	(3,931)	(70,814)
Class R1	(8,787)	(136,270)	(43,170)	(657,841)	(10,600)	(201,255)	(40,015)	(726,702)
Class R2	(575,697)	(9,327,349)	(706,954)	(10,988,838)	(555,743)	(10,723,602)	(631,119)	(11,599,636)
Class R3	(985,160)	(15,842,348)	(938,062)	(14,419,607)	(806,977)	(15,218,587)	(696,448)	(12,912,862)
Class R4	(3,368,198)	(51,468,134)	(899,237)	(13,588,281)	(2,060,785)	(37,292,281)	(726,373)	(13,595,054)
Class R6	(532,253)	(8,519,185)	(360,787)	(5,415,309)	(553,403)	(10,593,351)	(526,581)	(9,626,365)
	(5,579,020)	$(86,993,499)	(3,091,821)	$(47,282,738)	(4,110,208)	$(76,383,169)	(2,812,285)	$(51,888,747)
Net change
Class A	92,687	$1,469,017	246,909	$3,809,844	58,720	$1,116,815	162,040	$3,079,238
Class B	(3,178)	(51,573)	(7,841)	(116,986)	(3,311)	(60,048)	(6,678)	(86,346)
Class C	(30,884)	(482,964)	(8,988)	(159,692)	(3,183)	(70,936)	602	40,238
Class I	52,834	825,351	8,946	142,148	11,985	225,862	9,482	182,152
Class R1	11,857	181,105	290	1,639	9,110	166,909	(562)	(6,827)
Class R2	(378,369)	(6,294,170)	(183,604)	(2,919,830)	(330,569)	(6,541,042)	41,267	761,307
Class R3	235,537	3,453,501	1,449,703	22,584,288	226,992	4,377,023	1,264,243	23,516,962
Class R4	(2,820,930)	(42,935,216)	1,018,859	16,384,349	(1,521,141)	(27,210,660)	758,812	14,211,345
Class R6	3,030,191	46,830,861	994,561	15,524,160	1,825,295	34,268,796	532,440	10,111,924
	189,745	$2,995,912	3,518,835	$55,249,920	273,898	$6,272,719	2,761,646	$51,809,993
	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	122,476	$1,977,327	207,125	$3,256,651	59,197	$735,450	161,398	$1,924,091
Class B	—	—	217	3,375	—	—	187	2,236
Class C	11,455	180,337	34,884	552,200	10,419	128,402	16,379	198,582
Class I	10,342	167,289	1,495	24,039	2,483	31,520	3,589	47,308
Class R1	35,566	567,474	65,141	1,011,489	—	—	—	—
Class R2	205,102	3,264,775	535,895	8,457,047	38,714	485,572	61,682	756,107
Class R3	909,088	14,838,076	1,377,456	21,613,001	376,173	4,795,835	510,606	6,212,336
Class R4	343,793	5,527,636	1,028,373	16,315,521	148,022	1,851,892	336,051	4,096,780
Class R6	1,237,332	19,958,711	662,989	10,536,421	915,282	11,573,098	547,986	6,468,554
	2,875,154	$46,481,625	3,913,575	$61,769,744	1,550,290	$19,601,769	1,637,878	$19,705,994
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	14,645	$245,010	—	$—	4,263	$55,465
Class B	—	—	1,031	17,232	—	—	225	2,927
Class C	—	—	3,492	57,860	—	—	704	9,126
Class I	—	—	272	4,553	—	—	163	2,134
Class R1	—	—	2,798	46,392	—	—	96	1,250
Class R2	—	—	37,499	624,738	—	—	1,713	22,290
Class R3	—	—	74,711	1,249,916	—	—	13,001	169,401
Class R4	—	—	86,827	1,459,561	—	—	8,034	104,930
Class R6	—	—	38,150	641,296	—	—	9,109	119,152
	—	$—	259,425	$4,346,558	—	$—	37,308	$486,675

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2055 Fund − continued				MFS Lifetime 2060 Fund − continued
	Six Months Ended 10/31/20		Year ended 4/30/20		Six Months Ended 10/31/20		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(38,150)	$(616,904)	(55,693)	$(891,591)	(10,495)	$(135,182)	(20,887)	$(251,781)
Class B	(921)	(14,498)	(3,502)	(56,952)	(114)	(1,427)	(357)	(4,278)
Class C	(35,688)	(559,928)	(27,937)	(444,223)	(6,361)	(78,995)	(1,616)	(19,573)
Class I	(1,096)	(17,573)	(4,755)	(75,342)	—	—	(6)	(72)
Class R1	(11,602)	(189,457)	(52,915)	(824,757)	—	—	—	—
Class R2	(543,921)	(9,131,455)	(538,292)	(8,490,365)	(14,205)	(183,399)	(41,268)	(513,697)
Class R3	(608,053)	(10,068,619)	(653,326)	(10,299,314)	(141,655)	(1,807,285)	(84,123)	(1,014,347)
Class R4	(1,085,196)	(17,079,170)	(408,649)	(6,387,064)	(134,067)	(1,632,947)	(63,846)	(773,018)
Class R6	(229,195)	(3,780,979)	(289,469)	(4,535,856)	(458,547)	(5,856,789)	(151,134)	(1,790,299)
	(2,553,822)	$(41,458,583)	(2,034,538)	$(32,005,464)	(765,444)	$(9,696,024)	(363,237)	$(4,367,065)
Net change
Class A	84,326	$1,360,423	166,077	$2,610,070	48,702	$600,268	144,774	$1,727,775
Class B	(921)	(14,498)	(2,254)	(36,345)	(114)	(1,427)	55	885
Class C	(24,233)	(379,591)	10,439	165,837	4,058	49,407	15,467	188,135
Class I	9,246	149,716	(2,988)	(46,750)	2,483	31,520	3,746	49,370
Class R1	23,964	378,017	15,024	233,124	—	—	96	1,250
Class R2	(338,819)	(5,866,680)	35,102	591,420	24,509	302,173	22,127	264,700
Class R3	301,035	4,769,457	798,841	12,563,603	234,518	2,988,550	439,484	5,367,390
Class R4	(741,403)	(11,551,534)	706,551	11,388,018	13,955	218,945	280,239	3,428,692
Class R6	1,008,137	16,177,732	411,670	6,641,861	456,735	5,716,309	405,961	4,797,407
	321,332	$5,023,042	2,138,462	$34,110,838	784,846	$9,905,745	1,311,949	$15,825,604
Effective June 1, 2019, purchases of each fund's Class B and Class 529B (if applicable) shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2020, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$1,508	$830	$880	$1,590	$886
Interest Expense	—	786	1,331	1,974	2,171
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$1,154	$613	$628	$335	$61
Interest Expense	2,390	1,725	1,012	—	—

Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$12,628,522	$285,045	$1,944,124	$243,393	$1,077,819	$12,290,655
MFS Blended Research Growth Equity Fund	12,793,246	247,082	2,832,595	779,141	1,273,982	12,260,856
MFS Blended Research International Equity Fund	15,156,550	231,533	1,764,255	(10,552)	1,897,448	15,510,724
MFS Blended Research Mid Cap Equity Fund	19,165,862	438,215	3,481,068	263,690	2,067,404	18,454,103
MFS Blended Research Small Cap Equity Fund	6,456,901	251,294	1,250,268	19,094	679,619	6,156,640
MFS Blended Research Value Equity Fund	12,541,457	553,696	1,501,006	71,361	656,797	12,322,305
MFS Commodity Strategy Fund	11,194,579	779,149	1,676,777	(404,197)	2,808,533	12,701,287
MFS Emerging Markets Debt Fund	11,816,178	674,496	684,648	(20,080)	1,131,470	12,917,416
MFS Emerging Markets Debt Local Currency Fund	5,941,280	421,970	412,721	(60,504)	522,054	6,412,079
MFS Global Bond Fund	29,305,837	2,333,521	1,368,385	4,493	1,936,006	32,211,472
MFS Global Real Estate Fund	12,389,028	417,898	1,475,066	14,563	1,090,980	12,437,403
MFS Government Securities Fund	56,613,616	10,580,467	2,051,746	(9,778)	(486,242)	64,646,317
MFS Growth Fund	12,595,517	268,793	2,659,871	1,229,759	877,280	12,311,478
MFS High Income Fund	17,950,290	1,400,834	1,044,054	(59,695)	1,077,436	19,324,811
MFS Inflation-Adjusted Bond Fund	56,844,752	7,653,832	2,242,552	8,040	2,203,566	64,467,638
MFS Institutional Money Market Portfolio	1,176,620	13,649,979	13,633,938	(105)	(24)	1,192,532
MFS International Growth Fund	3,064,734	14,656	415,433	66,308	343,063	3,073,328
MFS International Intrinsic Value Fund	3,042,349	17,705	374,376	70,320	345,356	3,101,354
MFS Limited Maturity Fund	115,480,821	15,694,547	4,644,889	(1,610)	3,190,117	129,718,986
MFS Mid Cap Growth Fund	9,474,698	96,772	2,292,410	953,030	1,056,306	9,288,396
MFS Mid Cap Value Fund	9,553,023	222,254	1,737,683	205,530	1,026,446	9,269,570
MFS New Discovery Fund	3,278,456	25,813	1,050,202	264,874	565,864	3,084,805
MFS New Discovery Value Fund	3,250,810	251,644	607,408	19,957	166,373	3,081,376
MFS Research Fund	12,588,213	171,261	1,908,972	304,365	1,164,781	12,319,648
MFS Research International Fund	9,093,886	114,769	1,117,478	141,691	1,037,028	9,269,896
MFS Total Return Bond Fund	117,955,963	12,462,376	4,873,930	(16,034)	3,813,544	129,341,919
MFS Value Fund	12,463,332	610,859	1,510,791	102,774	686,639	12,352,813
	$593,816,520	$69,870,460	$60,556,646	$4,179,828	$32,209,645	$639,519,807

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	272,717	—
MFS Emerging Markets Debt Local Currency Fund	139,877	—
MFS Global Bond Fund	225,619	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	660,040	—
MFS Growth Fund	—	28,823
MFS High Income Fund	477,318	—
MFS Inflation-Adjusted Bond Fund	93,867	—
MFS Institutional Money Market Portfolio	881	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,605,193	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	40,558	38,599
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,831,233	—
MFS Value Fund	126,392	—
	$5,473,695	$67,422

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,252,202	$1,528,889	$2,653,477	$166,167	$558,912	$6,852,693
MFS Blended Research Growth Equity Fund	7,360,640	1,406,440	3,058,120	515,524	617,230	6,841,714
MFS Blended Research International Equity Fund	8,691,790	1,641,822	2,756,960	33,564	1,035,575	8,645,791
MFS Blended Research Mid Cap Equity Fund	10,807,938	2,162,526	3,959,413	131,123	1,136,925	10,279,099
MFS Blended Research Small Cap Equity Fund	3,528,387	841,936	1,318,371	22,670	349,763	3,424,385
MFS Blended Research Value Equity Fund	7,186,107	1,676,819	2,390,215	43,658	352,436	6,868,805
MFS Commodity Strategy Fund	6,155,938	1,370,264	1,752,952	(465,859)	1,780,493	7,087,884
MFS Emerging Markets Debt Fund	6,710,335	1,408,461	1,508,336	(11,359)	633,711	7,232,812
MFS Emerging Markets Debt Local Currency Fund	3,545,097	733,869	965,367	(76,812)	347,122	3,583,909
MFS Global Bond Fund	15,898,413	3,917,382	2,865,085	7,926	1,054,934	18,013,570
MFS Global Real Estate Fund	6,719,056	1,644,930	1,971,770	7,955	580,433	6,980,604
MFS Government Securities Fund	31,019,919	10,245,722	4,756,716	(8,802)	(267,449)	36,232,674
MFS Growth Fund	7,235,262	1,394,899	2,929,910	904,351	265,224	6,869,826
MFS High Income Fund	10,324,507	2,266,102	2,352,945	(79,287)	645,643	10,804,020
MFS Inflation-Adjusted Bond Fund	31,078,577	9,061,975	5,224,987	10,766	1,213,128	36,139,459
MFS Institutional Money Market Portfolio	111,160	3,912,262	3,795,621	(10)	—	227,791
MFS International Growth Fund	1,830,175	313,027	665,217	153,860	84,507	1,716,352
MFS International Intrinsic Value Fund	1,821,651	310,161	640,754	192,245	49,128	1,732,431
MFS Limited Maturity Fund	59,948,834	19,543,076	8,595,924	(5,598)	1,678,272	72,568,660
MFS Mid Cap Growth Fund	5,359,252	912,855	2,202,860	604,911	504,327	5,178,485
MFS Mid Cap Value Fund	5,378,512	1,174,488	2,071,650	117,501	555,623	5,154,474
MFS New Discovery Fund	1,799,630	272,503	802,198	179,178	267,243	1,716,356
MFS New Discovery Value Fund	1,773,031	514,528	673,751	20,702	75,735	1,710,245
MFS Research Fund	7,222,329	1,448,133	2,612,778	316,576	493,032	6,867,292
MFS Research International Fund	5,096,873	995,280	1,563,423	122,925	527,421	5,179,076
MFS Total Return Bond Fund	62,247,148	17,261,274	9,036,579	(24,323)	2,021,833	72,469,353
MFS Value Fund	7,129,787	1,717,452	2,397,033	55,982	376,964	6,883,152
	$323,232,550	$89,677,075	$75,522,412	$2,935,534	$16,938,165	$357,260,912

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2020 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	154,468	—
MFS Emerging Markets Debt Local Currency Fund	80,765	—
MFS Global Bond Fund	125,544	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	369,172	—
MFS Growth Fund	—	17,211
MFS High Income Fund	272,092	—
MFS Inflation-Adjusted Bond Fund	51,743	—
MFS Institutional Money Market Portfolio	87	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	878,045	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	22,191	21,119
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,011,257	—
MFS Value Fund	74,364	—
	$3,039,728	$38,330

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,513,321	$3,020,652	$2,687,009	$78,018	$1,134,225	$12,059,207
MFS Blended Research Growth Equity Fund	10,591,015	2,844,262	3,322,245	226,710	1,691,699	12,031,441
MFS Blended Research International Equity Fund	13,784,718	4,224,830	3,675,217	(82,767)	1,920,612	16,172,176
MFS Blended Research Mid Cap Equity Fund	14,831,006	3,257,921	3,933,077	109,897	1,828,142	16,093,889
MFS Blended Research Small Cap Equity Fund	3,685,807	977,792	1,060,776	(10,921)	446,403	4,038,305
MFS Blended Research Value Equity Fund	10,497,965	3,390,365	2,430,666	(74,476)	705,387	12,088,575
MFS Commodity Strategy Fund	6,602,813	2,107,742	1,966,675	(523,748)	2,061,731	8,281,863
MFS Emerging Markets Debt Fund	9,692,373	3,578,569	1,621,409	(37,365)	994,737	12,606,905
MFS Emerging Markets Debt Local Currency Fund	6,522,169	2,589,466	1,331,114	(140,771)	667,274	8,307,024
MFS Global Bond Fund	16,027,142	6,663,382	2,834,298	5,313	1,165,886	21,027,425
MFS Global Real Estate Fund	7,054,639	2,123,098	1,635,176	(20,626)	676,182	8,198,117
MFS Government Securities Fund	31,540,573	16,052,841	4,974,646	(6,632)	(306,621)	42,305,515
MFS Growth Fund	10,444,694	2,958,857	3,301,657	214,228	1,751,818	12,067,940
MFS High Income Fund	16,168,559	6,571,443	2,792,177	(139,302)	1,091,495	20,900,018
MFS Inflation-Adjusted Bond Fund	30,671,779	14,952,566	4,813,711	16,091	1,366,085	42,192,810
MFS Institutional Money Market Portfolio	784,432	6,221,902	6,270,262	(14)	(65)	735,993
MFS International Growth Fund	3,467,332	1,012,084	975,392	35,329	472,674	4,012,027
MFS International Intrinsic Value Fund	3,437,958	967,187	874,605	29,912	480,294	4,040,746
MFS International New Discovery Fund	317,978	—	360,148	85,191	(43,021)	—
MFS Limited Maturity Fund	28,910,845	17,103,934	3,909,757	(908)	856,061	42,960,175
MFS Mid Cap Growth Fund	7,264,159	1,621,710	2,509,045	380,411	1,324,947	8,082,182
MFS Mid Cap Value Fund	7,408,421	1,806,929	2,158,722	61,386	953,460	8,071,474
MFS New Discovery Fund	1,845,781	329,849	679,339	111,374	412,348	2,020,013
MFS New Discovery Value Fund	1,864,267	577,784	529,881	(23,988)	131,089	2,019,271
MFS Research Fund	10,456,583	2,951,078	2,683,931	108,931	1,241,292	12,073,953
MFS Research International Fund	6,896,371	2,019,988	1,777,815	42,165	909,014	8,089,723
MFS Total Return Bond Fund	46,023,045	22,940,236	6,724,055	(15,701)	1,533,846	63,757,371
MFS Value Fund	10,397,593	3,469,650	2,458,425	17,601	672,403	12,098,822
	$327,703,338	$136,336,117	$74,291,230	$445,338	$26,139,397	$416,332,960

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	257,300	—
MFS Emerging Markets Debt Local Currency Fund	176,211	—
MFS Global Bond Fund	141,153	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	416,622	—
MFS Growth Fund	—	29,954
MFS High Income Fund	499,989	—
MFS Inflation-Adjusted Bond Fund	54,772	—
MFS Institutional Money Market Portfolio	579	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	487,173	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	26,720	25,429
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	849,915	—
MFS Value Fund	128,429	—
	$3,038,863	$55,383

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,860,305	$4,348,685	$5,991,640	$37,917	$2,534,112	$25,789,379
MFS Blended Research Emerging Markets Equity Fund	297,208	—	326,006	23,208	5,590	—
MFS Blended Research Growth Equity Fund	26,136,753	3,294,423	7,902,138	1,671,464	2,533,634	25,734,136
MFS Blended Research International Equity Fund	37,170,740	5,851,516	8,659,191	(102,456)	4,730,763	38,991,372
MFS Blended Research Mid Cap Equity Fund	45,453,257	6,374,200	12,139,790	13,360	5,373,039	45,074,066
MFS Blended Research Small Cap Equity Fund	9,888,907	1,579,695	2,827,668	(73,714)	1,112,012	9,679,232
MFS Blended Research Value Equity Fund	25,652,391	4,748,646	5,921,955	(155,884)	1,545,627	25,868,825
MFS Commodity Strategy Fund	17,290,506	3,398,388	4,487,081	(1,225,649)	4,975,127	19,951,291
MFS Emerging Markets Debt Fund	17,382,522	4,248,970	2,845,318	(72,148)	1,706,701	20,420,727
MFS Emerging Markets Debt Local Currency Fund	11,670,628	3,015,577	2,092,643	(244,440)	1,138,853	13,487,975
MFS Emerging Markets Equity Fund	298,001	—	331,914	146,473	(112,560)	—
MFS Global Bond Fund	27,126,192	9,084,063	4,173,096	(3,275)	1,875,753	33,909,637
MFS Global Real Estate Fund	18,917,648	3,013,205	3,913,570	(180,957)	1,822,480	19,658,806
MFS Government Securities Fund	50,839,494	25,124,870	7,278,744	(14,500)	(518,617)	68,152,503
MFS Growth Fund	25,717,261	3,323,692	7,535,545	2,934,109	1,399,293	25,838,810
MFS High Income Fund	29,389,897	7,770,571	4,909,729	(266,501)	1,892,372	33,876,610
MFS Inflation-Adjusted Bond Fund	38,475,262	13,575,308	5,851,340	11,503	1,544,312	47,755,045
MFS Institutional Money Market Portfolio	839,087	7,774,433	7,926,166	(34)	(39)	687,281
MFS International Growth Fund	9,622,368	1,320,578	2,554,845	409,053	873,750	9,670,904
MFS International Intrinsic Value Fund	9,537,354	1,315,403	2,397,543	539,653	760,755	9,755,622
MFS International New Discovery Fund	6,753,391	779,142	2,073,043	202,048	804,565	6,466,103
MFS Limited Maturity Fund	—	176,090	—	—	—	176,090
MFS Mid Cap Growth Fund	22,388,925	2,741,417	7,241,079	2,400,839	2,388,981	22,679,083
MFS Mid Cap Value Fund	22,664,905	3,388,456	6,272,536	165,606	2,678,113	22,624,544
MFS New Discovery Fund	5,026,607	409,701	1,861,570	405,589	865,347	4,845,674
MFS New Discovery Value Fund	4,985,177	997,987	1,402,540	(53,265)	311,763	4,839,122
MFS Research Fund	24,786,357	4,118,982	5,953,151	144,185	2,746,983	25,843,356
MFS Research International Fund	18,147,804	2,951,182	4,004,510	144,677	2,206,754	19,445,907
MFS Total Return Bond Fund	43,465,069	16,035,904	6,002,508	(21,928)	1,407,270	54,883,807
MFS Value Fund	25,484,392	5,022,342	6,121,291	1	1,532,795	25,918,239
	$600,268,408	$145,783,426	$140,998,150	$6,834,934	$50,135,528	$662,024,146

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	424,872	—
MFS Emerging Markets Debt Local Currency Fund	290,558	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	227,797	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	657,457	—
MFS Growth Fund	—	63,503
MFS High Income Fund	825,272	—
MFS Inflation-Adjusted Bond Fund	65,957	—
MFS Institutional Money Market Portfolio	613	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	62,852	59,816
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	742,250	—
MFS Value Fund	278,074	—
	$3,575,702	$123,319

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$13,498,142	$3,171,111	$3,454,228	$(2,046)	$1,471,610	$14,684,589
MFS Blended Research Emerging Markets Equity Fund	1,725,287	412,387	588,972	(28,662)	331,460	1,851,500
MFS Blended Research Growth Equity Fund	18,826,303	4,274,132	6,266,078	392,882	2,839,721	20,066,960
MFS Blended Research International Equity Fund	28,211,679	7,327,388	7,887,570	(663,423)	4,288,947	31,277,021
MFS Blended Research Mid Cap Equity Fund	30,872,275	6,622,382	8,381,496	(611,093)	4,460,500	32,962,568
MFS Blended Research Small Cap Equity Fund	7,010,141	1,535,526	1,997,318	(237,454)	1,017,227	7,328,122
MFS Blended Research Value Equity Fund	18,473,097	5,012,754	4,346,219	(533,381)	1,573,011	20,179,262
MFS Commodity Strategy Fund	12,857,163	3,594,024	4,192,532	(1,127,213)	3,944,881	15,076,323
MFS Emerging Markets Debt Fund	9,263,971	3,658,855	2,229,628	(52,084)	944,568	11,585,682
MFS Emerging Markets Debt Local Currency Fund	6,219,054	2,482,229	1,544,515	(159,584)	647,031	7,644,215
MFS Emerging Markets Equity Fund	1,724,092	392,374	612,574	(24,796)	365,430	1,844,526
MFS Global Bond Fund	6,153,290	2,755,338	1,489,736	66	428,498	7,847,456
MFS Global Real Estate Fund	13,422,244	3,525,084	3,313,437	(270,162)	1,492,902	14,856,631
MFS Government Securities Fund	—	350,043	—	—	(838)	349,205
MFS Growth Fund	18,668,259	4,463,476	6,324,451	545,082	2,789,710	20,142,076
MFS High Income Fund	15,387,549	6,644,158	3,688,439	(174,127)	1,041,106	19,210,247
MFS Inflation-Adjusted Bond Fund	15,612,071	7,095,052	3,946,542	13,597	628,804	19,402,982
MFS Institutional Money Market Portfolio	393,256	3,919,023	3,922,685	(30)	(13)	389,551
MFS International Growth Fund	8,382,249	2,087,751	2,497,723	23,963	1,148,243	9,144,483
MFS International Intrinsic Value Fund	8,316,177	2,113,011	2,407,385	36,745	1,145,051	9,203,599
MFS International New Discovery Fund	6,953,686	1,482,286	2,167,678	(70,528)	1,170,932	7,368,698
MFS Mid Cap Growth Fund	15,232,388	3,132,020	5,251,385	370,462	3,068,321	16,551,806
MFS Mid Cap Value Fund	15,378,861	3,545,565	4,418,342	(382,203)	2,411,425	16,535,306
MFS New Discovery Fund	3,530,219	550,767	1,371,340	138,108	816,693	3,664,447
MFS New Discovery Value Fund	3,546,925	901,645	981,095	(152,731)	346,018	3,660,762
MFS Research Fund	13,420,713	3,098,181	3,455,785	39,394	1,606,788	14,709,291
MFS Research International Fund	11,555,555	2,981,643	3,186,547	(43,667)	1,582,059	12,889,043
MFS Total Return Bond Fund	9,580,865	4,263,985	2,349,964	(4,506)	316,529	11,806,909
MFS Value Fund	18,335,984	5,391,394	4,684,109	(276,035)	1,424,842	20,192,076
	$332,551,495	$96,783,584	$96,957,773	$(3,253,426)	$43,301,456	$372,425,336

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	236,324	—
MFS Emerging Markets Debt Local Currency Fund	161,681	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	52,132	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	—	—
MFS Growth Fund	—	51,559
MFS High Income Fund	458,967	—
MFS Inflation-Adjusted Bond Fund	26,828	—
MFS Institutional Money Market Portfolio	296	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	47,235	44,953
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	161,910	—
MFS Value Fund	219,536	—
	$1,364,909	$96,512

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,556,812	$3,229,006	$3,995,622	$(73,159)	$1,863,769	$18,580,806
MFS Blended Research Emerging Markets Equity Fund	3,319,443	605,605	958,238	(8,167)	569,890	3,528,533
MFS Blended Research Growth Equity Fund	25,662,641	3,787,459	6,935,520	1,106,251	3,025,144	26,645,975
MFS Blended Research International Equity Fund	42,188,549	8,419,556	10,288,095	(522,579)	5,745,383	45,542,814
MFS Blended Research Mid Cap Equity Fund	42,618,586	6,971,747	10,477,479	(673,661)	5,681,701	44,120,894
MFS Blended Research Small Cap Equity Fund	10,293,849	1,960,404	2,882,224	(238,372)	1,311,592	10,445,249
MFS Blended Research Value Equity Fund	25,167,888	5,812,559	5,566,782	(430,000)	1,770,441	26,754,106
MFS Commodity Strategy Fund	18,950,430	3,891,952	5,388,879	(1,545,727)	5,493,305	21,401,081
MFS Emerging Markets Debt Fund	5,787,512	2,202,744	1,233,963	(37,846)	577,677	7,296,124
MFS Emerging Markets Debt Local Currency Fund	3,880,472	1,505,113	805,386	(88,288)	378,548	4,870,459
MFS Emerging Markets Equity Fund	3,318,102	560,996	993,330	(4,317)	635,842	3,517,293
MFS Global Bond Fund	3,845,114	1,620,131	862,258	(1,223)	263,219	4,864,983
MFS Global Real Estate Fund	19,688,527	4,165,752	4,394,883	(280,113)	2,016,892	21,196,175
MFS Growth Fund	25,329,193	4,005,756	6,885,126	1,824,289	2,457,507	26,731,619
MFS High Income Fund	9,629,426	3,986,649	1,966,942	(96,570)	623,760	12,176,323
MFS Inflation-Adjusted Bond Fund	15,215,380	5,858,902	3,587,588	8,416	586,154	18,081,264
MFS Institutional Money Market Portfolio	113,308	3,043,745	3,148,053	(14)	4	8,990
MFS International Growth Fund	13,087,824	2,507,871	3,420,383	118,282	1,629,941	13,923,535
MFS International Intrinsic Value Fund	12,998,766	2,489,519	3,247,145	175,816	1,595,073	14,012,029
MFS International New Discovery Fund	13,419,787	2,338,260	3,795,883	(81,684)	2,119,172	13,999,652
MFS Mid Cap Growth Fund	20,926,484	2,932,333	6,236,411	1,589,952	2,918,127	22,130,485
MFS Mid Cap Value Fund	21,247,370	3,936,080	5,727,232	(292,412)	2,961,195	22,125,001
MFS New Discovery Fund	5,210,093	508,990	1,816,899	271,625	1,054,629	5,228,438
MFS New Discovery Value Fund	5,201,311	1,204,300	1,456,181	(126,913)	396,194	5,218,711
MFS Research Fund	17,463,530	3,189,837	4,060,849	(27,817)	2,050,400	18,615,101
MFS Research International Fund	16,153,423	3,172,276	3,892,694	3,264	2,061,901	17,498,170
MFS Total Return Bond Fund	11,506,462	4,237,026	2,827,224	(8,377)	373,500	13,281,387
MFS Value Fund	24,999,616	6,130,877	5,824,279	(281,337)	1,768,588	26,793,465
	$434,779,898	$94,275,445	$112,675,548	$279,319	$51,929,548	$468,588,662

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	145,639	—
MFS Emerging Markets Debt Local Currency Fund	99,628	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	32,155	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	65,300
MFS High Income Fund	283,284	—
MFS Inflation-Adjusted Bond Fund	25,650	—
MFS Institutional Money Market Portfolio	73	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	65,485	62,322
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	186,574	—
MFS Value Fund	284,498	—
	$1,122,986	$127,622

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,244,335	$2,456,228	$2,222,535	$(30,187)	$1,022,243	$10,470,084
MFS Blended Research Emerging Markets Equity Fund	2,275,197	678,048	706,722	(51,625)	459,273	2,654,171
MFS Blended Research Growth Equity Fund	14,416,602	3,072,746	4,246,500	180,701	2,238,049	15,661,598
MFS Blended Research International Equity Fund	24,816,053	7,664,662	6,833,269	(629,888)	3,836,939	28,854,497
MFS Blended Research Mid Cap Equity Fund	22,918,666	6,559,848	6,201,831	(509,434)	3,410,291	26,177,540
MFS Blended Research Small Cap Equity Fund	5,772,624	1,775,813	1,670,625	(217,487)	880,080	6,540,405
MFS Blended Research Value Equity Fund	13,599,456	4,811,280	3,433,776	(445,170)	1,211,724	15,743,514
MFS Commodity Strategy Fund	11,069,112	3,474,457	3,578,299	(988,424)	3,411,819	13,388,665
MFS Emerging Markets Debt Fund	—	53,946	—	—	(429)	53,517
MFS Emerging Markets Debt Local Currency Fund	—	35,957	—	—	(340)	35,617
MFS Emerging Markets Equity Fund	2,265,132	630,928	708,472	(49,201)	507,636	2,646,023
MFS Global Bond Fund	—	35,874	—	—	(148)	35,726
MFS Global Real Estate Fund	11,238,226	4,056,717	3,107,764	(271,828)	1,327,316	13,242,667
MFS Growth Fund	14,279,852	3,179,180	4,253,829	239,416	2,258,174	15,702,793
MFS High Income Fund	—	89,896	—	—	(735)	89,161
MFS Inflation-Adjusted Bond Fund	6,036,606	2,266,033	1,643,679	7,788	217,295	6,884,043
MFS Institutional Money Market Portfolio	365,476	2,618,570	2,618,295	(14)	(22)	365,715
MFS International Growth Fund	8,042,500	2,229,715	2,232,533	(10,780)	1,119,890	9,148,792
MFS International Intrinsic Value Fund	8,202,342	2,136,588	2,270,287	6,603	1,117,200	9,192,446
MFS International New Discovery Fund	9,136,821	2,532,240	2,618,337	(158,608)	1,622,848	10,514,964
MFS Mid Cap Growth Fund	11,601,424	2,639,681	3,760,933	174,732	2,455,481	13,110,385
MFS Mid Cap Value Fund	11,359,658	3,654,331	3,443,215	(338,242)	1,887,136	13,119,668
MFS New Discovery Fund	2,977,241	544,650	1,075,898	66,136	755,304	3,267,433
MFS New Discovery Value Fund	2,916,437	1,036,345	847,571	(141,327)	307,656	3,271,540
MFS Research Fund	9,242,965	2,394,577	2,279,507	2,163	1,117,817	10,478,015
MFS Research International Fund	9,089,514	2,687,990	2,481,943	(53,923)	1,253,701	10,495,339
MFS Total Return Bond Fund	5,960,294	2,346,586	1,627,956	(3,097)	188,486	6,864,313
MFS Value Fund	13,602,572	4,920,002	3,625,220	(256,798)	1,106,899	15,747,455
	$230,429,105	$70,582,888	$67,488,996	$(3,478,494)	$33,711,583	$263,756,086

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	—	—
MFS Emerging Markets Debt Local Currency Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	38,953
MFS High Income Fund	—	—
MFS Inflation-Adjusted Bond Fund	9,889	—
MFS Institutional Money Market Portfolio	279	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	40,090	38,154
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	95,348	—
MFS Value Fund	166,966	—
	$312,572	$77,107

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,506,278	$2,174,078	$1,765,515	$(56,081)	$1,036,332	$10,895,092
MFS Blended Research Emerging Markets Equity Fund	2,339,143	597,207	571,911	(32,812)	444,558	2,776,185
MFS Blended Research Growth Equity Fund	14,954,213	2,842,346	3,852,106	75,093	2,281,800	16,301,346
MFS Blended Research International Equity Fund	25,578,145	6,547,867	5,241,200	(400,402)	3,617,809	30,102,219
MFS Blended Research Mid Cap Equity Fund	23,748,658	5,009,793	4,420,962	(429,135)	3,345,647	27,254,001
MFS Blended Research Small Cap Equity Fund	6,006,340	1,428,849	1,285,220	(174,842)	840,433	6,815,560
MFS Blended Research Value Equity Fund	14,054,148	3,968,395	2,399,296	(314,634)	1,089,652	16,398,265
MFS Commodity Strategy Fund	11,370,682	2,975,148	2,808,587	(780,144)	3,216,617	13,973,716
MFS Emerging Markets Equity Fund	2,329,644	541,694	564,904	(35,048)	496,688	2,768,074
MFS Global Real Estate Fund	11,621,151	3,176,425	2,030,827	(214,440)	1,273,858	13,826,167
MFS Growth Fund	14,826,368	2,960,086	3,875,673	298,361	2,143,304	16,352,446
MFS Inflation-Adjusted Bond Fund	6,287,997	2,286,982	1,674,967	20,246	202,809	7,123,067
MFS Institutional Money Market Portfolio	347,483	2,403,387	2,405,731	(46)	12	345,105
MFS International Growth Fund	8,263,622	2,010,303	1,838,004	(35,306)	1,137,502	9,538,117
MFS International Intrinsic Value Fund	8,471,101	1,993,120	1,977,911	(26,890)	1,141,930	9,601,350
MFS International New Discovery Fund	9,418,526	2,189,795	2,072,760	(142,523)	1,610,654	11,003,692
MFS Mid Cap Growth Fund	11,940,621	2,211,835	3,111,187	55,713	2,562,591	13,659,573
MFS Mid Cap Value Fund	11,801,799	2,734,273	2,462,805	(243,177)	1,837,704	13,667,794
MFS New Discovery Fund	3,086,343	433,805	930,839	27,383	787,922	3,404,614
MFS New Discovery Value Fund	3,038,589	879,600	684,478	(115,016)	290,445	3,409,140
MFS Research Fund	9,508,799	2,092,397	1,808,822	(33,690)	1,146,045	10,904,729
MFS Research International Fund	9,366,533	2,309,677	1,932,476	(59,976)	1,255,852	10,939,610
MFS Total Return Bond Fund	6,178,134	2,343,711	1,561,441	(1,274)	184,454	7,143,584
MFS Value Fund	14,037,900	4,086,022	2,580,576	(220,683)	1,080,268	16,402,931
	$238,082,217	$60,196,795	$53,858,198	$(2,839,323)	$33,024,886	$274,606,377

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	37,232
MFS Inflation-Adjusted Bond Fund	9,867	—
MFS Institutional Money Market Portfolio	255	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	41,054	39,072
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	96,491	—
MFS Value Fund	166,408	—
	$314,075	$76,304

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$4,978,574	$1,249,232	$944,683	$(15,902)	$562,782	$5,830,003
MFS Blended Research Emerging Markets Equity Fund	1,236,348	310,394	295,508	(19,823)	245,347	1,476,758
MFS Blended Research Growth Equity Fund	7,664,373	1,498,701	1,765,408	65,530	1,251,244	8,714,440
MFS Blended Research International Equity Fund	13,546,585	3,506,759	2,740,561	(275,443)	2,043,027	16,080,367
MFS Blended Research Mid Cap Equity Fund	12,549,483	2,945,689	2,506,454	(192,502)	1,802,597	14,598,813
MFS Blended Research Small Cap Equity Fund	3,188,114	808,576	717,067	(93,649)	464,646	3,650,620
MFS Blended Research Value Equity Fund	7,415,091	2,267,753	1,339,284	(181,405)	621,633	8,783,788
MFS Commodity Strategy Fund	6,108,364	1,524,287	1,518,097	(384,526)	1,715,990	7,446,018
MFS Emerging Markets Equity Fund	1,234,307	284,800	299,245	(19,283)	271,925	1,472,504
MFS Global Real Estate Fund	6,182,249	1,878,724	1,269,375	(138,896)	728,736	7,381,438
MFS Growth Fund	7,604,484	1,612,339	1,839,730	85,328	1,272,442	8,734,863
MFS Inflation-Adjusted Bond Fund	3,250,187	1,139,950	728,961	2,409	120,480	3,784,065
MFS Institutional Money Market Portfolio	237,837	1,188,095	1,254,190	(2)	(22)	171,718
MFS International Growth Fund	4,337,672	1,036,084	875,641	(14,551)	621,339	5,104,903
MFS International Intrinsic Value Fund	4,360,966	1,035,822	885,520	2,580	609,680	5,123,528
MFS International New Discovery Fund	4,964,352	1,117,118	1,025,855	(57,316)	863,709	5,862,008
MFS Mid Cap Growth Fund	6,223,831	1,211,159	1,578,763	66,461	1,370,310	7,292,998
MFS Mid Cap Value Fund	6,258,422	1,576,949	1,392,222	(139,508)	1,015,185	7,318,826
MFS New Discovery Fund	1,611,949	209,516	454,129	34,208	418,618	1,820,162
MFS New Discovery Value Fund	1,618,357	471,740	361,167	(63,535)	162,461	1,827,856
MFS Research Fund	4,973,047	1,215,047	974,159	2,068	615,862	5,831,865
MFS Research International Fund	4,941,591	1,210,815	964,250	(32,222)	688,750	5,844,684
MFS Total Return Bond Fund	3,207,386	1,196,509	709,562	(3,056)	103,044	3,794,321
MFS Value Fund	7,404,666	2,339,019	1,448,114	(118,619)	603,029	8,779,981
	$125,098,235	$32,835,077	$27,887,945	$(1,491,654)	$18,172,814	$146,726,527

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	19,991
MFS Inflation-Adjusted Bond Fund	5,420	—
MFS Institutional Money Market Portfolio	180	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	22,279	21,203
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	52,638	—
MFS Value Fund	89,984	—
	$170,501	$41,194

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$960,085	$648,490	$222,758	$(8,339)	$111,728	$1,489,206
MFS Blended Research Emerging Markets Equity Fund	240,240	156,101	72,366	(4,134)	52,542	372,383
MFS Blended Research Growth Equity Fund	1,446,163	984,183	458,661	(14)	260,185	2,231,856
MFS Blended Research International Equity Fund	2,634,560	1,759,473	647,328	(53,537)	402,842	4,096,010
MFS Blended Research Mid Cap Equity Fund	2,427,196	1,504,241	518,663	(52,885)	364,636	3,724,525
MFS Blended Research Small Cap Equity Fund	622,689	380,077	143,768	(26,829)	99,291	931,460
MFS Blended Research Value Equity Fund	1,435,327	1,049,898	325,004	(46,986)	126,252	2,239,487
MFS Commodity Strategy Fund	1,205,956	752,415	380,862	(66,312)	351,974	1,863,171
MFS Emerging Markets Equity Fund	240,279	150,270	71,964	(4,221)	57,947	372,311
MFS Global Real Estate Fund	1,202,275	887,964	324,938	(38,499)	147,653	1,874,455
MFS Growth Fund	1,444,959	994,482	476,239	84	269,544	2,232,830
MFS Inflation-Adjusted Bond Fund	597,365	510,026	200,761	(123)	27,397	933,904
MFS Institutional Money Market Portfolio	15,861	436,232	440,461	—	—	11,632
MFS International Growth Fund	839,284	541,361	197,382	(3,053)	122,983	1,303,193
MFS International Intrinsic Value Fund	836,349	551,145	205,856	(51)	121,811	1,303,398
MFS International New Discovery Fund	960,324	609,356	242,644	(11,611)	174,026	1,489,451
MFS Mid Cap Growth Fund	1,198,490	736,087	367,758	(3,341)	296,768	1,860,246
MFS Mid Cap Value Fund	1,214,689	770,621	297,993	(40,912)	219,006	1,865,411
MFS New Discovery Fund	304,030	159,501	90,544	(1,089)	93,291	465,189
MFS New Discovery Value Fund	317,670	217,293	86,012	(18,590)	35,825	466,186
MFS Research Fund	959,872	641,517	232,136	(5,714)	125,610	1,489,149
MFS Research International Fund	958,500	644,999	240,637	(6,121)	132,677	1,489,418
MFS Total Return Bond Fund	599,563	520,139	203,025	(719)	20,479	936,437
MFS Value Fund	1,434,364	1,060,091	349,172	(34,334)	124,566	2,235,515
	$24,096,090	$16,665,962	$6,796,932	$(427,330)	$3,739,033	$37,276,823

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	4,380
MFS Inflation-Adjusted Bond Fund	1,137	—
MFS Institutional Money Market Portfolio	10	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	5,126	4,879
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	11,856	—
MFS Value Fund	20,729	—
	$38,858	$9,259
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of each fund's investments and each fund's performance.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2020 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2019 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Lifetime Income Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2020 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
MFS Lifetime 2025 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
MFS Lifetime 2030 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.
MFS Lifetime 2035 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one-and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
MFS Lifetime 2040 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the ten-, five-, three- and one-year periods ended December 31, 2019.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2045 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
MFS Lifetime 2050 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
MFS Lifetime 2055 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2019 relative to the Broadridge performance universe. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the five-, three- and one-year periods ended December 31, 2019.
MFS Lifetime 2060 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2019, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period and was in the 1st quintile relative to the other funds in the universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on December 6, 2016; therefore, no performance data for the five-year period was available. In addition, the Trustees reviewed the Fund’s Class I total return performance relative to the Fund’s benchmark performance for the three- and one-year periods ended December 31, 2019.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 was lower than the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2020.

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)

(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

(3)     Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST XII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date:    December 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 16, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2020

*	Print name and title of each signing officer under his or her signature.